Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Invesco V.I. American Franchise Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series I)	$ 90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap growth equities benefited from artificial intelligence (AI)-related spending.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 11.67%. For the same time period, the Russell 1000
®
Growth Index (the “Benchmark") returned 18.56%. The Fund underperformed the Benchmark primarily due to weak stock selection in the financials, communication services, health care and information technology (IT) sectors. Underweight exposure in the health care and IT sectors were also relative detractors. These results were partially offset by positive stock selection within the consumer staples, industrials and energy sectors, as well as an overweight exposure in the communication services and financials sectors.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet announced plans to sell TPUs (tensor processing units) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. Alphabet also unveiled Nano Banana Pro, an image generation and editing model built on large language model Gemini 3.
Broadcom, Inc. |
Broadcom designs, develops, and supplies semiconductor and infrastructure software solutions. Broadcom’s gains reflected strong earnings, robust AI chip demand and expanding software profits. Strategic partnerships and record free cash flow reinforced bullish sentiment.
What detracted from performance?
KKR & Co. Inc.
|
KKR is a leading global investment firm that specializes in alternative assets such as private equity, direct lending, real estate and capital market services. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, KKR does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
Blackstone Inc. |
Blackstone is the world's largest alternative asset manager. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, Blackstone does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
HubSpot, Inc. |
HubSpot is a leading cloud-based customer relationship management platform. Software has been out of favor as businesses have preferred to spend on AI instead. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series I)	11.67%	10.35%	14.87%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 886,322,469
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,843,333
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 886,322,469
Total number of portfolio holdings	57
Total advisory fees paid	$ 5,843,333
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.51%
Microsoft Corp.	8.70%
Alphabet, Inc., Class A	7.03%
Amazon.com, Inc.	6.83%
Broadcom, Inc.	5.60%
Apple, Inc.	5.33%
Meta Platforms, Inc., Class A	4.39%
AppLovin Corp., Class A	3.36%
Tesla, Inc.	3.30%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.31%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.51%
Microsoft Corp.	8.70%
Alphabet, Inc., Class A	7.03%
Amazon.com, Inc.	6.83%
Broadcom, Inc.	5.60%
Apple, Inc.	5.33%
Meta Platforms, Inc., Class A	4.39%
AppLovin Corp., Class A	3.36%
Tesla, Inc.	3.30%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.31%
* Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series II)	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap growth equities benefited from artificial intelligence (AI)-related spending.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 11.39%. For the same time period, the Russell 1000
®
Growth Index (the “Benchmark") returned 18.56%. The Fund underperformed the Benchmark primarily due to weak stock selection in the financials, communication services, health care and information technology (IT) sectors. Underweight exposure in the health care and IT sectors were also relative detractors. These results were partially offset by positive stock selection within the consumer staples, industrials and energy sectors, as well as an overweight exposure in the communication services and financials sectors.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet announced plans to sell TPUs (tensor processing units) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. Alphabet also unveiled Nano Banana Pro, an image generation and editing model built on large language model Gemini 3.
Broadcom, Inc. |
Broadcom designs, develops, and supplies semiconductor and infrastructure software solutions. Broadcom’s gains reflected strong earnings, robust AI chip demand and expanding software profits. Strategic partnerships and record free cash flow reinforced bullish sentiment.
What detracted from performance?
KKR & Co. Inc.
|
KKR is a leading global investment firm that specializes in alternative assets such as private equity, direct lending, real estate and capital market services. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, KKR does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
Blackstone Inc. |
Blackstone is the world's largest alternative asset manager. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, Blackstone does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
HubSpot, Inc. |
HubSpot is a leading cloud-based customer relationship management platform. Software has been out of favor as businesses have preferred to spend on AI instead. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series II)	11.39%	10.08%	14.58%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 886,322,469
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,843,333
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 886,322,469
Total number of portfolio holdings	57
Total advisory fees paid	$ 5,843,333
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.51%
Microsoft Corp.	8.70%
Alphabet, Inc., Class A	7.03%
Amazon.com, Inc.	6.83%
Broadcom, Inc.	5.60%
Apple, Inc.	5.33%
Meta Platforms, Inc., Class A	4.39%
AppLovin Corp., Class A	3.36%
Tesla, Inc.	3.30%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.31%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.51%
Microsoft Corp.	8.70%
Alphabet, Inc., Class A	7.03%
Amazon.com, Inc.	6.83%
Broadcom, Inc.	5.60%
Apple, Inc.	5.33%
Meta Platforms, Inc., Class A	4.39%
AppLovin Corp., Class A	3.36%
Tesla, Inc.	3.30%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.31%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series I)	$ 97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 21.00%. For the same time period, the Russell Midcap
®
Value Index (the "Benchmark") returned 11.05%. The Fund outperformed the Benchmark primarily due to strong stock selection in the materials, information technology (IT), and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in health care was the largest detractor from the Fund's relative and absolute return. Stock selection and an overweight in financials also detracted from relative returns.
What contributed to performance?
AppLovin Corp. (IT) |
The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their applications. AppLovin reported a strong increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market during the fiscal year, which we believed was another avenue for growth.
Newmont Corp. (Materials) |
A leading US mining company that produces gold, copper, silver, zinc and lead. Newmont benefited from higher gold prices throughout the period, which led to strong revenues and earnings.
Coherent Corp. (IT) |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
What detracted from performance?
Centene Corp. (Health Care)
|
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid. We sold this position during the period.
Avantor, Inc. (Health Care) |
The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor underperformed relative to market expectations, as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Marvell Technology, Inc. (IT) |
The company provides data infrastructure semiconductor solutions, spanning the data center core to the network edge. Shares declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily in AI model development.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series I)	21.00%	17.85%	12.29%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 389,359,496
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,466,787
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 389,359,496
Total number of portfolio holdings	86
Total advisory fees paid	$ 2,466,787
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Coherent Corp.	3.81%
Expedia Group, Inc.	2.90%
MKS, Inc.	2.79%
Freeport-McMoRan, Inc.	2.50%
Globe Life, Inc.	2.45%
Huntington Bancshares, Inc.	2.36%
Charles River Laboratories International, Inc.	2.31%
Microchip Technology, Inc.	2.28%
NRG Energy, Inc.	2.22%
Fidelity National Information Services, Inc.	2.20%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Coherent Corp.	3.81%
Expedia Group, Inc.	2.90%
MKS, Inc.	2.79%
Freeport-McMoRan, Inc.	2.50%
Globe Life, Inc.	2.45%
Huntington Bancshares, Inc.	2.36%
Charles River Laboratories International, Inc.	2.31%
Microchip Technology, Inc.	2.28%
NRG Energy, Inc.	2.22%
Fidelity National Information Services, Inc.	2.20%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series II)	$ 125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 20.76%. For the same time period, the Russell Midcap
®
Value Index (the "Benchmark") returned 11.05%. The Fund outperformed the Benchmark primarily due to strong stock selection in the materials, information technology (IT), and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in health care was the largest detractor from the Fund's relative and absolute return. Stock selection and an overweight in financials also detracted from relative returns.
What contributed to performance?
AppLovin Corp. (IT) |
The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their applications. AppLovin reported a strong increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market during the fiscal year, which we believed was another avenue for growth.
Newmont Corp. (Materials) |
A leading US mining company that produces gold, copper, silver, zinc and lead. Newmont benefited from higher gold prices throughout the period, which led to strong revenues and earnings.
Coherent Corp. (IT) |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
What detracted from performance?
Centene Corp. (Health Care)
|
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid. We sold this position during the period.
Avantor, Inc. (Health Care) |
The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor underperformed relative to market expectations, as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Marvell Technology, Inc. (IT) |
The company provides data infrastructure semiconductor solutions, spanning the data center core to the network edge. Shares declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily in AI model development.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series II)	20.76%	17.56%	12.01%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 389,359,496
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,466,787
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 389,359,496
Total number of portfolio holdings	86
Total advisory fees paid	$ 2,466,787
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Coherent Corp.	3.81%
Expedia Group, Inc.	2.90%
MKS, Inc.	2.79%
Freeport-McMoRan, Inc.	2.50%
Globe Life, Inc.	2.45%
Huntington Bancshares, Inc.	2.36%
Charles River Laboratories International, Inc.	2.31%
Microchip Technology, Inc.	2.28%
NRG Energy, Inc.	2.22%
Fidelity National Information Services, Inc.	2.20%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Coherent Corp.	3.81%
Expedia Group, Inc.	2.90%
MKS, Inc.	2.79%
Freeport-McMoRan, Inc.	2.50%
Globe Life, Inc.	2.45%
Huntington Bancshares, Inc.	2.36%
Charles River Laboratories International, Inc.	2.31%
Microchip Technology, Inc.	2.28%
NRG Energy, Inc.	2.22%
Fidelity National Information Services, Inc.	2.20%
* Excluding money market fund holdings, if any.

Invesco V.I. Balanced-Risk Allocation Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$ 73	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, global markets remained resilient despite widespread uncertainty while major central banks shifted toward a more accommodative policy stance as inflation eased. Equities advanced overall, with leadership broadening beyond the US as investors rotated toward international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields experienced volatility, with fiscal sustainability concerns partly offsetting moderating inflation and policy easing expectations. Commodities delivered mixed results, with gains in metals outweighing losses in agriculture and energy commodities. Because this Fund is diversified across stocks, bonds and commodities, it benefited from this broader and more differentiated market environment.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 9.14%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 15.70%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive
Macro Factor |
Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance, with gains in Australian, Canadian and US government bonds outweighing losses from UK, German and Japanese government bonds.
Real Return Macro Factor |
Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning
|
Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	9.14%	2.53%	5.17%
Custom Invesco V.I. Balanced-Risk Allocation Index	15.70%	7.24%	8.32%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 384,578,310
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,980,790
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 384,578,310
Total number of portfolio holdings	147
Total advisory fees paid	$ 1,980,790
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	44.86%	56.00%
Fixed Income	20.01%	79.25%
Commodities	35.13%	29.20%
Total	100.00%	164.45%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)

Invesco V.I. Balanced-Risk Allocation Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 99	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, global markets remained resilient despite widespread uncertainty while major central banks shifted toward a more accommodative policy stance as inflation eased. Equities advanced overall, with leadership broadening beyond the US as investors rotated toward international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields experienced volatility, with fiscal sustainability concerns partly offsetting moderating inflation and policy easing expectations. Commodities delivered mixed results, with gains in metals outweighing losses in agriculture and energy commodities. Because this Fund is diversified across stocks, bonds and commodities, it benefited from this broader and more differentiated market environment.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 8.69%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 15.70%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive
Macro Factor |
Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance, with gains in Australian, Canadian and US government bonds outweighing losses from UK, German and Japanese government bonds.
Real Return Macro Factor |
Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning
|
Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	8.69%	2.27%	4.91%
Custom Invesco V.I. Balanced-Risk Allocation Index	15.70%	7.24%	8.32%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 384,578,310
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,980,790
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 384,578,310
Total number of portfolio holdings	147
Total advisory fees paid	$ 1,980,790
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	44.86%	56.00%
Fixed Income	20.01%	79.25%
Commodities	35.13%	29.20%
Total	100.00%	164.45%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)

Invesco V.I. Comstock Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series I)	$ 82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities were supported by investment themes associated with artificial intelligence (AI) adoption, resilient economic and labor conditions and expectations for lower interest rates. As the fiscal year progressed, market volatility moderated higher as investor sentiment shifted around the long-term return potential of large-scale AI spending and amid rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 17.45%. For the same time period, the Russell 1000
®
Value Index (the “Benchmark”) returned 15.91%. The Fund outperformed the Benchmark primarily due to stock selection in financials, health care and consumer discretionary sectors. Stock selection in information technology (IT) and communication services sectors, as well as the allocation to cash, were key detractors from relative return.
What contributed to performance?
Financials |
In the financials sector, large diversified and regional banks generally performed well in 2025, supported by resilient credit quality, stabilizing net interest margins, improved capital return expectations and easing concerns around deposit outflows and regulatory pressure. These factors benefited holdings such as Bank of America, Wells Fargo, Citizens Financial Group and Huntington Bancshares, which saw improved earnings visibility and investor sentiment across the sector.
Health Care |
In the health care sector, CVS Health and Elevance Health were key relative contributors. CVS Health benefited from improved execution in its health care services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits, which supported earnings and investor sentiment. Elevance had strong premium yields, contributions from acquisitions and robust Medicare Advantage membership growth that increased operating revenue, supporting overall earnings strength.
Consumer Discretionary |
In the consumer discretionary sector, outside of eBay being a key relative contributor, relative contributions came mainly from what the Fund did not own or was materially underweight in. Having no exposure to specialty retail stocks and a material underweight in textiles apparel and luxury goods were key contributors.
What detracted from performance?
IT
|
In the IT sector, not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials and Analog Devices, detracted from relative returns versus the Benchmark.
Communication
Services |
In the communication services sector, Alphabet and Charter Communications were key relative detractors. Alphabet's advertising growth missed expectations and concerns increased around competitive pressures and margin implications from elevated investment in AI infrastructure. Charter Communications experienced continued subscriber losses, pricing pressure in broadband and higher capital and operating costs.
Allocation to cash |
Although the Fund's allocation to cash averaged less than 4% for the period, it acted as a drag on relative performance, as would be expected in a strong equity market environment. The Fund's allocation to cash is typically under 5% and utilized as a source for investing in new opportunities, as well as managing investor cash flows.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series I)	17.45%	15.43%	11.95%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,472,205,471
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,095,949
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,472,205,471
Total number of portfolio holdings	88
Total advisory fees paid	$ 8,095,949
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.77%
Alphabet, Inc., Class A	3.52%
Microsoft Corp.	2.81%
Wells Fargo & Co.	2.73%
CVS Health Corp.	2.70%
Cisco Systems, Inc.	2.68%
Chevron Corp.	2.33%
State Street Corp.	2.29%
FedEx Corp.	2.06%
Citigroup, Inc.	1.82%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.77%
Alphabet, Inc., Class A	3.52%
Microsoft Corp.	2.81%
Wells Fargo & Co.	2.73%
CVS Health Corp.	2.70%
Cisco Systems, Inc.	2.68%
Chevron Corp.	2.33%
State Street Corp.	2.29%
FedEx Corp.	2.06%
Citigroup, Inc.	1.82%
* Excluding money market fund holdings, if any.

Invesco V.I. Comstock Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series II)	$ 109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities were supported by investment themes associated with artificial intelligence (AI) adoption, resilient economic and labor conditions and expectations for lower interest rates. As the fiscal year progressed, market volatility moderated higher as investor sentiment shifted around the long-term return potential of large-scale AI spending and amid rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 17.14%. For the same time period, the Russell 1000
®
Value Index (the “Benchmark”) returned 15.91%. The Fund outperformed the Benchmark primarily due to stock selection in financials, health care and consumer discretionary sectors. Stock selection in information technology (IT) and communication services sectors, as well as the allocation to cash, were key detractors from relative return.
What contributed to performance?
Financials |
In the financials sector, large diversified and regional banks generally performed well in 2025, supported by resilient credit quality, stabilizing net interest margins, improved capital return expectations and easing concerns around deposit outflows and regulatory pressure. These factors benefited holdings such as Bank of America, Wells Fargo, Citizens Financial Group and Huntington Bancshares, which saw improved earnings visibility and investor sentiment across the sector.
Health Care |
In the health care sector, CVS Health and Elevance Health were key relative contributors. CVS Health benefited from improved execution in its health care services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits, which supported earnings and investor sentiment. Elevance had strong premium yields, contributions from acquisitions and robust Medicare Advantage membership growth that increased operating revenue, supporting overall earnings strength.
Consumer Discretionary |
In the consumer discretionary sector, outside of eBay being a key relative contributor, relative contributions came mainly from what the Fund did not own or was materially underweight in. Having no exposure to specialty retail stocks and a material underweight in textiles apparel and luxury goods were key contributors.
What detracted from performance?
IT
|
In the IT sector, not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials and Analog Devices, detracted from relative returns versus the Benchmark.
Communication Services |
In the communication services sector, Alphabet and Charter Communications were key relative detractors. Alphabet's advertising growth missed expectations and concerns increased around competitive pressures and margin implications from elevated investment in AI infrastructure. Charter Communications experienced continued subscriber losses, pricing pressure in broadband and higher capital and operating costs.
Allocation to cash |
Although the Fund's allocation to cash averaged less than 4% for the period, it acted as a drag on relative performance, as would be expected in a strong equity market environment. The Fund's allocation to cash is typically under 5% and utilized as a source for investing in new opportunities, as well as managing investor cash flows.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series II)	17.14%	15.14%	11.67%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,472,205,471
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,095,949
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,472,205,471
Total number of portfolio holdings	88
Total advisory fees paid	$ 8,095,949
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.77%
Alphabet, Inc., Class A	3.52%
Microsoft Corp.	2.81%
Wells Fargo & Co.	2.73%
CVS Health Corp.	2.70%
Cisco Systems, Inc.	2.68%
Chevron Corp.	2.33%
State Street Corp.	2.29%
FedEx Corp.	2.06%
Citigroup, Inc.	1.82%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.77%
Alphabet, Inc., Class A	3.52%
Microsoft Corp.	2.81%
Wells Fargo & Co.	2.73%
CVS Health Corp.	2.70%
Cisco Systems, Inc.	2.68%
Chevron Corp.	2.33%
State Street Corp.	2.29%
FedEx Corp.	2.06%
Citigroup, Inc.	1.82%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at i nvesco.com/reports . You can also request this information by contacting us at (800) 959-4246 .
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series I)	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns, and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 16.17%. For the same time period, the Russell 1000
®
Index (the "Benchmark") returned 17.37%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care, and consumer staples sectors. Stronger stock selection in the communication services, industrials, and materials sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet rose as strong results across Search, YouTube, and Cloud drove accelerating revenue growth. Continued progress in autonomous ride-hailing and a more favorable regulatory outlook further lifted investor sentiment.
Howmet Aerospace, Inc. |
Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. The company delivered strong returns as robust commercial aerospace demand drove earnings above expectations. Solid cash flow and contributions from defense further supported performance.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing is a purpose-driven, pure-play company, focused on growing the convenient nutrition category while fostering a people-first culture. The company declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We exited our position during the fiscal year.
UnitedHealth Group, Inc. |
UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The company lagged as elevated medical costs and pressure in government-sponsored plans impacted profitability.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series I)	16.17%	12.81%	11.73%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 779,093,816
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,671,937
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 779,093,816
Total number of portfolio holdings	72
Total advisory fees paid	$ 4,671,937
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.95%
Microsoft Corp.	7.41%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.80%
Amazon.com, Inc.	4.40%
Broadcom, Inc.	3.10%
Meta Platforms, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.76%
Eli Lilly and Co.	2.06%
Wells Fargo & Co.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.95%
Microsoft Corp.	7.41%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.80%
Amazon.com, Inc.	4.40%
Broadcom, Inc.	3.10%
Meta Platforms, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.76%
Eli Lilly and Co.	2.06%
Wells Fargo & Co.	1.70%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series II)	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns, and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.88%. For the same time period, the Russell
®
1000 Index (the "Benchmark") returned 17.37%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care, and consumer staples sectors. Stronger stock selection in the communication services, industrials, and materials sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet rose as strong results across Search, YouTube, and Cloud drove accelerating revenue growth. Continued progress in autonomous ride-hailing and a more favorable regulatory outlook further lifted investor sentiment.
Howmet Aerospace, Inc. |
Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. The company delivered strong returns as robust commercial aerospace demand drove earnings above expectations. Solid cash flow and contributions from defense further supported performance.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing is a purpose-driven, pure-play company, focused on growing the convenient nutrition category while fostering a people-first culture. The company declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We exited our position during the fiscal year.
UnitedHealth Group, Inc. |
UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The company lagged as elevated medical costs and pressure in government-sponsored plans impacted profitability.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series II)	15.88%	12.52%	11.46%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 779,093,816
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,671,937
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 779,093,816
Total number of portfolio holdings	72
Total advisory fees paid	$ 4,671,937
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.95%
Microsoft Corp.	7.41%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.80%
Amazon.com, Inc.	4.40%
Broadcom, Inc.	3.10%
Meta Platforms, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.76%
Eli Lilly and Co.	2.06%
Wells Fargo & Co.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.95%
Microsoft Corp.	7.41%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.80%
Amazon.com, Inc.	4.40%
Broadcom, Inc.	3.10%
Meta Platforms, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.76%
Eli Lilly and Co.	2.06%
Wells Fargo & Co.	1.70%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series I)	$ 62	0.60% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates was a positive factor further supporting demand for investment grade credit.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 7.09%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 7.30%.
What contributed to performance?
Investment grade financial institutions (sub-sector) |
Allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Emerging market corporates and sovereigns (asset class) |
Allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Investment grade utilities (sub-sector)
|
Allocation to the investment grade utilities sub-sector detracted from relative performance due to lagging credits in the sub-sector.
Agency mortgages (asset class) |
Selection in agency mortgages, particularly to conventional 30-year fixed mortgages, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series I)	7.09%	-0.11%	2.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 157,914,830
Holdings Count | Holding	1,673
Advisory Fees Paid, Amount	$ 475,027
Investment Company, Portfolio Turnover	548.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 157,914,830
Total number of portfolio holdings	1,673
Total advisory fees paid	$ 475,027
Portfolio turnover rate	548%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
U.S. Treasury Notes, 4.00%, 11/15/2035	7.49%
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.66%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056	3.26%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.25%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056	2.71%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.24%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.59%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056	1.53%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056	1.49%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
U.S. Treasury Notes, 4.00%, 11/15/2035	7.49%
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.66%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056	3.26%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.25%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056	2.71%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.24%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.59%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056	1.53%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056	1.49%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series II)	$ 88	0.85% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates was a positive factor further supporting demand for investment grade credit.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 6.96%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 7.30%.
What contributed to performance?
Investment grade financial institutions (sub-sector) |
Allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Emerging market corporates and sovereigns (asset class) |
Allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Investment grade utilities (sub-sector)
|
Allocation to the investment grade utilities sub-sector detracted from relative performance due to lagging credits in the sub-sector.
Agency mortgages (asset class) |
Selection in agency mortgages, particularly to conventional 30-year fixed mortgages, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series II)	6.96%	-0.36%	2.73%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 157,914,830
Holdings Count | Holding	1,673
Advisory Fees Paid, Amount	$ 475,027
Investment Company, Portfolio Turnover	548.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 157,914,830
Total number of portfolio holdings	1,673
Total advisory fees paid	$ 475,027
Portfolio turnover rate	548%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
U.S. Treasury Notes, 4.00%, 11/15/2035	7.49%
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.66%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056	3.26%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.25%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056	2.71%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.24%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.59%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056	1.53%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056	1.49%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
U.S. Treasury Notes, 4.00%, 11/15/2035	7.49%
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.66%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056	3.26%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.25%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056	3.04%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056	2.71%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.24%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.59%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056	1.53%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056	1.49%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Large Cap Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Large Cap Fund (Series I)	$ 85	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap growth equities benefited from artificial intelligence (AI)-related spending.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 12.79%. For the same time period, the Russell 1000
®
Growth Index (the "Benchmark") returned 18.56%. The Fund underperformed the Benchmark mainly as a result of stock selection in the financials, communication services and information technology sectors. Stronger stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet announced plans to sell TPUs (tensor processing units) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. Alphabet also unveiled Nano Banana Pro, an image generation and editing model built on large language model Gemini 3.
What detracted from performance?
KKR & Co., Inc.
|
KKR is a leading global investment firm that specializes in alternative assets such as private equity, direct lending, real estate and capital market services. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, KKR does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
Trade Desk, Inc. |
Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head at the company's fourth quarter of 2024 earnings release in February. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Large Cap Fund (Series I)	12.79%	11.69%	14.22%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 463,953,926
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,633,801
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 463,953,926
Total number of portfolio holdings	53
Total advisory fees paid	$ 4,633,801
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.50%
Microsoft Corp.	8.39%
Alphabet, Inc., Class C	7.20%
Amazon.com, Inc.	6.05%
Broadcom, Inc.	5.59%
Apple, Inc.	5.54%
Meta Platforms, Inc., Class A	3.86%
AppLovin Corp., Class A	2.43%
Tesla, Inc.	2.35%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.21%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.50%
Microsoft Corp.	8.39%
Alphabet, Inc., Class C	7.20%
Amazon.com, Inc.	6.05%
Broadcom, Inc.	5.59%
Apple, Inc.	5.54%
Meta Platforms, Inc., Class A	3.86%
AppLovin Corp., Class A	2.43%
Tesla, Inc.	2.35%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.21%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Large Cap Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Large Cap Fund (Series II)	$ 112	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap growth equities benefited from artificial intelligence (AI)-related spending.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 12.53%. For the same time period, the Russell 1000
®
Growth Index (the "Benchmark") returned 18.56%. The Fund underperformed the Benchmark mainly as a result of stock selection in the financials, communication services and information technology sectors. Stronger stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet announced plans to sell TPUs (tensor processing units) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. Alphabet also unveiled Nano Banana Pro, an image generation and editing model built on large language model Gemini 3.
What detracted from performance?
KKR & Co., Inc.
|
KKR is a leading global investment firm that specializes in alternative assets such as private equity, direct lending, real estate and capital market services. Stocks of alternative asset managers have struggled technically and have tended to decline when there are credit concerns, which have increased. Also, KKR does not have exposure to the growing alternative asset class of digital tokens, which was a headwind in 2025. The team sold the stock during the period.
Trade Desk, Inc. |
Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head at the company's fourth quarter of 2024 earnings release in February. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Large Cap Fund (Series II)	12.53%	11.41%	13.94%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 463,953,926
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,633,801
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 463,953,926
Total number of portfolio holdings	53
Total advisory fees paid	$ 4,633,801
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.50%
Microsoft Corp.	8.39%
Alphabet, Inc., Class C	7.20%
Amazon.com, Inc.	6.05%
Broadcom, Inc.	5.59%
Apple, Inc.	5.54%
Meta Platforms, Inc., Class A	3.86%
AppLovin Corp., Class A	2.43%
Tesla, Inc.	2.35%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.21%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	12.50%
Microsoft Corp.	8.39%
Alphabet, Inc., Class C	7.20%
Amazon.com, Inc.	6.05%
Broadcom, Inc.	5.59%
Apple, Inc.	5.54%
Meta Platforms, Inc., Class A	3.86%
AppLovin Corp., Class A	2.43%
Tesla, Inc.	2.35%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.21%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, resilient economic growth, and a robust artificial intelligence (AI) ecosystem.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 4.79%. For the same time period, the Russell Midcap
®
Growth Index (the "Benchmark") returned 8.66%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary, communication services and financials sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. The company delivered strong returns as robust commercial aerospace demand drove earnings above expectations. Solid cash flow and contributions from defense further supported performance.
Lumentum Holdings, Inc. |
Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, along with general optimism surrounding AI infrastructure stocks.
What detracted from
performance
?
Trade Desk, Inc.
|
Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head at the company's fourth quarter of 2024 earnings release in February 2025. We exited our position during the period.
Datadog, Inc. |
Datadog provides observability and security for cloud-based applications. During the period, management provided conservative initial guidance for fiscal year 2025 and a speculation of loss in fiscal year 2026.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	4.79%	3.90%	11.38%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 669,899,879
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,047,785
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 669,899,879
Total number of portfolio holdings	79
Total advisory fees paid	$ 6,047,785
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	3.58%
Howmet Aerospace, Inc.	3.28%
Monolithic Power Systems, Inc.	2.85%
Quanta Services, Inc.	2.62%
Comfort Systems USA, Inc.	2.55%
Cencora, Inc.	2.41%
Lumentum Holdings, Inc.	2.24%
Cloudflare, Inc., Class A	2.16%
Flex Ltd.	2.07%
Vertiv Holdings Co., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	3.58%
Howmet Aerospace, Inc.	3.28%
Monolithic Power Systems, Inc.	2.85%
Quanta Services, Inc.	2.62%
Comfort Systems USA, Inc.	2.55%
Cencora, Inc.	2.41%
Lumentum Holdings, Inc.	2.24%
Cloudflare, Inc., Class A	2.16%
Flex Ltd.	2.07%
Vertiv Holdings Co., Class A	1.95%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, resilient economic growth, and a robust artificial intelligence (AI) ecosystem.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 4.53%. For the same time period, the Russell Midcap
®
Growth Index (the "Benchmark") returned 8.66%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary, communication services and financials sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. The company delivered strong returns as robust commercial aerospace demand drove earnings above expectations. Solid cash flow and contributions from defense further supported performance.
Lumentum Holdings, Inc. |
Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, along with general optimism surrounding AI infrastructure stocks.
What detracted from performance?
Trade Desk, Inc.
|
Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head at the company's fourth quarter of 2024 earnings release in February 2025. We exited our position during the period.
Datadog, Inc. |
Datadog provides observability and security for cloud-based applications. During the period, management provided conservative initial guidance for fiscal year 2025 and a speculation of loss in fiscal year 2026.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	4.53%	3.64%	11.10%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 669,899,879
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,047,785
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 669,899,879
Total number of portfolio holdings	79
Total advisory fees paid	$ 6,047,785
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised Th
e F
un
d's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	3.58%
Howmet Aerospace, Inc.	3.28%
Monolithic Power Systems, Inc.	2.85%
Quanta Services, Inc.	2.62%
Comfort Systems USA, Inc.	2.55%
Cencora, Inc.	2.41%
Lumentum Holdings, Inc.	2.24%
Cloudflare, Inc., Class A	2.16%
Flex Ltd.	2.07%
Vertiv Holdings Co., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	3.58%
Howmet Aerospace, Inc.	3.28%
Monolithic Power Systems, Inc.	2.85%
Quanta Services, Inc.	2.62%
Comfort Systems USA, Inc.	2.55%
Cencora, Inc.	2.41%
Lumentum Holdings, Inc.	2.24%
Cloudflare, Inc., Class A	2.16%
Flex Ltd.	2.07%
Vertiv Holdings Co., Class A	1.95%
* Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series I)	$ 73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the US economy faced significant challenges from trade policy uncertainty, persistent inflation and shifting Federal Reserve (Fed) actions, leading to early year market volatility and a brief economic contraction. Despite these headwinds and a softening labor market, the economy showed resilience in the second half of the year, with strong GDP growth and corporate earnings driven by artificial intelligence (AI) innovation. Fed rate cuts and solid corporate performance helped sustain equity gains amid ongoing uncertainty as the year closed.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 15.74%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark due to stock selection in the information technology and industrials sectors, while stock selection in the the financials, health care and real estate sectors partially offset these results.
What contributed to performance?
JPMorgan Chase & Co. |
JPMorgan Chase's stock rallied in 2025, driven by strong market-making, banking fee growth, loan and deposit expansion, wealth management momentum, disciplined expense control and generous capital returns supported by a robust balance sheet.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet’s stock surged in 2025 due to strong AI-driven monetization, double-digit and revenue growth, rapid cloud expansion, significant investments in future capabilities and robust capital returns, all supported by analyst upgrades and institutional confidence.
What detracted from performance?
UnitedHealth Group, Inc.
|
UnitedHealth Group is a large-cap managed care company that provides health care benefits, services, data and analytics. UnitedHealth Group's stock declined sharply in 2025 amid rising medical expenses, earnings disappointments, and margin compression, fueling investor concerns and underperformance relative to peers.
Marvell Technology, Inc. |
Marvell Technology provides data infrastructure semiconductor solutions, spanning the data center core to the network edge. The company’s stock underperformed in 2025 due to a post-boom valuation reset, legacy business decline, client and competitive risks and mixed guidance, which outweighed strong AI-driven growth and led to divergent investor expectations. Marvell Technology was sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series I)	15.74%	10.81%	9.20%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 445,912,339
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,169,526
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 445,912,339
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,169,526
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.92%
Bank of America Corp.	2.86%
Johnson & Johnson	2.57%
Wells Fargo & Co.	2.42%
Lowe's Cos., Inc.	2.40%
Cisco Systems, Inc.	2.28%
Chevron Corp.	2.28%
Microsoft Corp.	2.02%
Walmart, Inc.	1.98%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.92%
Bank of America Corp.	2.86%
Johnson & Johnson	2.57%
Wells Fargo & Co.	2.42%
Lowe's Cos., Inc.	2.40%
Cisco Systems, Inc.	2.28%
Chevron Corp.	2.28%
Microsoft Corp.	2.02%
Walmart, Inc.	1.98%
* Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series II)	$ 100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the US economy faced significant challenges from trade policy uncertainty, persistent inflation and shifting Federal Reserve (Fed) actions, leading to early year market volatility and a brief economic contraction. Despite these headwinds and a softening labor market, the economy showed resilience in the second half of the year, with strong GDP growth and corporate earnings driven by artificial intelligence (AI) innovation. Fed rate cuts and solid corporate performance helped sustain equity gains amid ongoing uncertainty as the year closed.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.44%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark due to stock selection in the information technology and industrials sectors, while stock selection in the the financials, health care and real estate sectors partially offset these results.
What contributed to performance?
JPMorgan Chase & Co. |
JPMorgan Chase's stock rallied in 2025, driven by strong market-making, banking fee growth, loan and deposit expansion, wealth management momentum, disciplined expense control and generous capital returns supported by a robust balance sheet.
Alphabet, Inc. |
Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet’s stock surged in 2025 due to strong AI-driven monetization, double-digit and revenue growth, rapid cloud expansion, significant investments in future capabilities and robust capital returns, all supported by analyst upgrades and institutional confidence.
What detracted from performance?
UnitedHealth Group, Inc.
|
UnitedHealth Group is a large-cap managed care company that provides health care benefits, services, data and analytics. UnitedHealth Group's stock declined sharply in 2025 amid rising medical expenses, earnings disappointments, and margin compression, fueling investor concerns and underperformance relative to peers.
Marvell Technology, Inc. |
Marvell Technology provides data infrastructure semiconductor solutions, spanning the data center core to the network edge. The company’s stock underperformed in 2025 due to a post-boom valuation reset, legacy business decline, client and competitive risks and mixed guidance, which outweighed strong AI-driven growth and led to divergent investor expectations. Marvell Technology was sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series II)	15.44%	10.53%	8.93%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 445,912,339
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,169,526
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 445,912,339
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,169,526
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.92%
Bank of America Corp.	2.86%
Johnson & Johnson	2.57%
Wells Fargo & Co.	2.42%
Lowe's Cos., Inc.	2.40%
Cisco Systems, Inc.	2.28%
Chevron Corp.	2.28%
Microsoft Corp.	2.02%
Walmart, Inc.	1.98%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.92%
Bank of America Corp.	2.86%
Johnson & Johnson	2.57%
Wells Fargo & Co.	2.42%
Lowe's Cos., Inc.	2.40%
Cisco Systems, Inc.	2.28%
Chevron Corp.	2.28%
Microsoft Corp.	2.02%
Walmart, Inc.	1.98%
* Excluding money market fund holdings, if any.

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the S&P 500
®
Equal Weight Index (the "Index") experienced positive returns supported by earnings reports across the cap spectrum and a more accommodative monetary policy with the Federal Reserve cutting rates. The Fund lagged US large cap equities primarily due to its underweight in information technology by 18.92% and communication services by 6.38% versus the Index and specific security exposures within industrials.
•
The Fund seeks to track the investment results (before fees and expenses) of the
Index.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 11.10%. For the same time period, the Index returned 11.43%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector

Allocations |
Consumer discretionary sector, followed by the utilities sector.
Positions |
Apple Inc., an information technology company, and Amazon.com Inc., a consumer discretionary company.
What detracted from performance?
Sector
Allocations |
Information technology sector, followed by the communication services sector.
Positions |
NVIDIA Corp., an information technology company, and Alphabet Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	11.10%	10.16%	11.39%
S&P 500 ® Equal Weight Index	11.43%	10.48%	11.71%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 481,561,417
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 570,557
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 481,561,417
Total number of portfolio holdings	508
Total advisory fees paid	$ 570,557
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Carnival Corp.	0.23%
Norwegian Cruise Line Holdings Ltd.	0.23%
Ball Corp.	0.22%
lululemon athletica, Inc.	0.22%
Freeport-McMoRan, Inc.	0.22%
Gartner, Inc.	0.22%
Boeing Co. (The)	0.22%
Chipotle Mexican Grill, Inc.	0.22%
General Electric Co.	0.22%
Linde PLC	0.22%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carnival Corp.	0.23%
Norwegian Cruise Line Holdings Ltd.	0.23%
Ball Corp.	0.22%
lululemon athletica, Inc.	0.22%
Freeport-McMoRan, Inc.	0.22%
Gartner, Inc.	0.22%
Boeing Co. (The)	0.22%
Chipotle Mexican Grill, Inc.	0.22%
General Electric Co.	0.22%
Linde PLC	0.22%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund clarified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies represented in the S&P 500® Equal Weight Index, and derivatives and other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]	The Fund clarified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies represented in the S&P 500® Equal Weight Index, and derivatives and other instruments that have economic characteristics similar to such securities.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the S&P 500
®
Equal Weight Index (the "Index") experienced positive returns supported by earnings reports across the cap spectrum and a more accommodative monetary policy with the Federal Reserve cutting rates. The Fund lagged US large cap equities primarily due to its underweight in information technology by 18.92% and communication services by 6.38% versus the Index and specific security exposures within industrials.
•
The Fund seeks to track the investment results (before fees and expenses) of the
Index.
• For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 10.82%. For the same time period, the Index returned 11.43%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector
Allocations |
Consumer discretionary sector, followed by the utilities sector.
Positions |
Apple Inc., an information technology company, and Amazon.com Inc., a consumer discretionary company.
What detracted from performance?
Sector
Allocations
|
Information technology sector, followed by the communication services sector.
Positions |
NVIDIA Corp., an information technology company, and Alphabet Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	10.82%	9.89%	11.11%
S&P 500 ® Equal Weight Index	11.43%	10.48%	11.71%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 481,561,417
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 570,557
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 481,561,417
Total number of portfolio holdings	508
Total advisory fees paid	$ 570,557
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised
The
Fund's Holdings?
(as of December 31, 2025)
Top
ten
holdings*

(% of net assets)
Carnival Corp.	0.23%
Norwegian Cruise Line Holdings Ltd.	0.23%
Ball Corp.	0.22%
lululemon athletica, Inc.	0.22%
Freeport-McMoRan, Inc.	0.22%
Gartner, Inc.	0.22%
Boeing Co. (The)	0.22%
Chipotle Mexican Grill, Inc.	0.22%
General Electric Co.	0.22%
Linde PLC	0.22%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top
ten
holdings*

(% of net assets)
Carnival Corp.	0.23%
Norwegian Cruise Line Holdings Ltd.	0.23%
Ball Corp.	0.22%
lululemon athletica, Inc.	0.22%
Freeport-McMoRan, Inc.	0.22%
Gartner, Inc.	0.22%
Boeing Co. (The)	0.22%
Chipotle Mexican Grill, Inc.	0.22%
General Electric Co.	0.22%
Linde PLC	0.22%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund clarified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies represented in the S&P 500® Equal Weight Index, and derivatives and other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]	The Fund clarified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies represented in the S&P 500® Equal Weight Index, and derivatives and other instruments that have economic characteristics similar to such securities.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Equity and Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series I)	$ 60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 12.81%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark for the period. From an equity perspective, drivers of Fund performance were mainly stock-specific. Strong stock selection in the industrials sector was the largest contributor to relative returns for the period. Stock selection and an underweight in the real estate sector also aided relative performance. Conversely, stock selection in the communication services sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. (Financials) |
The bank delivered strong earnings results driven by higher revenue, improved credit quality, and higher investment banking fees. Wells Fargo raised its dividend and repurchased shares during the fiscal year.
Coherent Corp. (IT) |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Johnson Controls International PLC (Industrials) |
Johnson Controls' stock rose during the period, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
What detracted from performance?
Fiserv, Inc. (Financials)
|
Shares
of Fiserv dropped sharply after management reported disappointing third quarter results. Revenue and earnings fell well short of expectations, prompting management to slash its full-year earnings forecast and cut organic growth guidance. The company launched the “One Fiserv” initiative and made leadership changes to address these issues, but ongoing uncertainty led us to sell our stock position.
Marvell Technology, Inc. (IT) |
The company is a key player in data infrastructure semiconductors. Shares declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily during the period in AI model development. Although we still saw AI-related upside, the stock underperformed peers. We sold our stock position.
Convertible securities and fixed income instruments (Asset class) |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series I)	12.81%	8.94%	8.92%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,410,780,173
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 5,103,661
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,410,780,173
Total number of portfolio holdings	1,174
Total advisory fees paid	$ 5,103,661
Portfolio turnover rate	112%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Wells Fargo & Co.	2.22%
Bank of America Corp.	2.03%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.01%
Alphabet, Inc., Class A	1.70%
Amazon.com, Inc.	1.66%
Philip Morris International, Inc.	1.58%
Microsoft Corp.	1.45%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.43%
Citizens Financial Group, Inc.	1.36%
Charles Schwab Corp. (The)	1.35%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten
holdings
*

(% of net assets)
Wells Fargo & Co.	2.22%
Bank of America Corp.	2.03%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.01%
Alphabet, Inc., Class A	1.70%
Amazon.com, Inc.	1.66%
Philip Morris International, Inc.	1.58%
Microsoft Corp.	1.45%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.43%
Citizens Financial Group, Inc.	1.36%
Charles Schwab Corp. (The)	1.35%
* Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series II)	$ 86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 12.52%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark for the period. From an equity perspective, drivers of Fund performance were mainly stock-specific. Strong stock selection in the industrials sector was the largest contributor to relative returns for the period. Stock selection and an underweight in the real estate sector also aided relative performance. Conversely, stock selection in the communication services sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. (Financials) |
The bank delivered strong earnings results driven by higher revenue, improved credit quality, and higher investment banking fees. Wells Fargo raised its dividend and repurchased shares during the fiscal year.
Coherent Corp. (IT) |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Johnson Controls International PLC (Industrials) |
Johnson
Controls' stock rose during the period, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
What detracted from performance?
Fiserv, Inc. (Financials)
|
Shares of Fiserv dropped sharply after management reported disappointing third quarter results. Revenue and earnings fell well short of expectations, prompting management to slash its full-year earnings forecast and cut organic growth guidance. The company launched the “One Fiserv” initiative and made leadership changes to address these issues, but ongoing uncertainty led us to sell our stock position.
Marvell Technology, Inc. (IT) |
The company is a key player in data infrastructure semiconductors. Shares declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily during the period in AI model development. Although we still saw AI-related upside, the stock underperformed peers. We sold our stock position.
Convertible securities and fixed income instruments (Asset class) |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series II)	12.52%	8.68%	8.64%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,410,780,173
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 5,103,661
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,410,780,173
Total number of portfolio holdings	1,174
Total advisory fees paid	$ 5,103,661
Portfolio turnover rate	112%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top
ten
holdings*

(% of net assets)
Wells Fargo & Co.	2.22%
Bank of America Corp.	2.03%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.01%
Alphabet, Inc., Class A	1.70%
Amazon.com, Inc.	1.66%
Philip Morris International, Inc.	1.58%
Microsoft Corp.	1.45%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.43%
Citizens Financial Group, Inc.	1.36%
Charles Schwab Corp. (The)	1.35%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)

Largest Holdings [Text Block]
Top
ten
holdings*

(% of net assets)
Wells Fargo & Co.	2.22%
Bank of America Corp.	2.03%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.01%
Alphabet, Inc., Class A	1.70%
Amazon.com, Inc.	1.66%
Philip Morris International, Inc.	1.58%
Microsoft Corp.	1.45%
U.S. Treasury Notes, 3.50%, 12/15/2028	1.43%
Citizens Financial Group, Inc.	1.36%
Charles Schwab Corp. (The)	1.35%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series I)	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equities delivered robust results for the fiscal year ended December 31, 2025, despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the back half of the fiscal year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series I of the Fund returned 16.50%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection in industrials, financials and health care.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor is a leading producer of advanced semiconductors for AI applications. Strong AI chip demand and robust earnings results throughout the fiscal year contributed to its strong performance.
Investor AB |
Investor, a Swedish investment holding company with interests in both public and private markets, benefited from robust performance from its listed holdings and strategic acquisitions within its private portfolio.
Celestica, Inc. |
Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers. We sold the Fund’s position late in the fiscal year following strong performance.
What detracted from performance?
Novo Nordisk A/S
|
Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock declined during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
E Ink Holdings, Inc. |
E Ink, a dominant player in the e-paper industry, is supported by long term structural growth and increasing adoption of electronic shelf labels and digital signage. Recent share weakness reflected soft monthly sales, driven by previously accelerated orders related to tariff concerns.
Meituan |
Meituan’s key food delivery segment experienced heightened competitive pressure after a new entrant joined the market, resulting in broader pricing challenges for the industry. We decided to exit the Fund's position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series I)	16.50%	3.68%	6.22%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,180,438,817
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 8,261,893
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,180,438,817
Total number of portfolio holdings	80
Total advisory fees paid	$ 8,261,893
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.12%
Investor AB, Class B	3.36%
FinecoBank Banca Fineco S.p.A.	2.61%
Barclays PLC	2.38%
AIA Group Ltd.	2.29%
Trip.com Group Ltd.	2.08%
BAE Systems PLC	2.03%
PT Bank Central Asia Tbk, ADR	2.02%
RB Global, Inc.	2.02%
HDFC Bank Ltd., ADR	2.01%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.12%
Investor AB, Class B	3.36%
FinecoBank Banca Fineco S.p.A.	2.61%
Barclays PLC	2.38%
AIA Group Ltd.	2.29%
Trip.com Group Ltd.	2.08%
BAE Systems PLC	2.03%
PT Bank Central Asia Tbk, ADR	2.02%
RB Global, Inc.	2.02%
HDFC Bank Ltd., ADR	2.01%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series II)	$ 124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equities delivered robust results for the fiscal year ended December 31, 2025, despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the back half of the fiscal year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series II of the Fund returned 16.23%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by stock selection in industrials, financials and health care.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor is a leading producer of advanced semiconductors for AI applications. Strong AI chip demand and robust earnings results throughout the fiscal year contributed to its strong performance.
Investor AB |
Investor, a Swedish investment holding company with interests in both public and private markets, benefited from robust performance from its listed holdings and strategic acquisitions within its private portfolio.
Celestica, Inc. |
Celestica, a Canada-based leader in electronics manufacturing services (EMS), benefited from the rising AI capital expenditures of major hyperscalers and AI companies building large-scale data centers. We sold the Fund’s position late in the fiscal year following strong performance.
What detracted from performance?
Novo Nordisk A/S
|
Novo Nordisk is a Denmark-based pharmaceuticals company and one of the leaders in the obesity drug market. The stock declined during the fiscal year due to increased competition, which resulted in lower sales and operating profits. Additionally, the company faced some setbacks in its pipeline development.
E Ink Holdings, Inc. |
E Ink, a dominant player in the e-paper industry, is supported by long term structural growth and increasing adoption of electronic shelf labels and digital signage. Recent share weakness reflected soft monthly sales, driven by previously accelerated orders related to tariff concerns.
Meituan |
Meituan’s key food delivery segment experienced heightened competitive pressure after a new entrant joined the market, resulting in broader pricing challenges for the industry. We decided to exit the Fund's position at the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series II)	16.23%	3.42%	5.95%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,180,438,817
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 8,261,893
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,180,438,817
Total number of portfolio holdings	80
Total advisory fees paid	$ 8,261,893
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.12%
Investor AB, Class B	3.36%
FinecoBank Banca Fineco S.p.A.	2.61%
Barclays PLC	2.38%
AIA Group Ltd.	2.29%
Trip.com Group Ltd.	2.08%
BAE Systems PLC	2.03%
PT Bank Central Asia Tbk, ADR	2.02%
RB Global, Inc.	2.02%
HDFC Bank Ltd., ADR	2.01%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.12%
Investor AB, Class B	3.36%
FinecoBank Banca Fineco S.p.A.	2.61%
Barclays PLC	2.38%
AIA Group Ltd.	2.29%
Trip.com Group Ltd.	2.08%
BAE Systems PLC	2.03%
PT Bank Central Asia Tbk, ADR	2.02%
RB Global, Inc.	2.02%
HDFC Bank Ltd., ADR	2.01%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series I)	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 15.56%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail R&D investments, potentially reducing their purchasing of Thermos’ industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series I)	15.56%	8.29%	8.91%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 77,135,866
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 499,683
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 77,135,866
Total number of portfolio holdings	70
Total advisory fees paid	$ 499,683
Portfolio turnover rate	82%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.09%
NVIDIA Corp.	4.81%
Apple, Inc.	4.07%
Alphabet, Inc., Class A	3.71%
Amazon.com, Inc.	3.29%
Mastercard, Inc., Class A	2.85%
Canadian Pacific Kansas City Ltd.	2.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.49%
Meta Platforms, Inc., Class A	2.22%
Tencent Holdings Ltd.	2.02%
* Excluding money market fund holdings, if any .
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.09%
NVIDIA Corp.	4.81%
Apple, Inc.	4.07%
Alphabet, Inc., Class A	3.71%
Amazon.com, Inc.	3.29%
Mastercard, Inc., Class A	2.85%
Canadian Pacific Kansas City Ltd.	2.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.49%
Meta Platforms, Inc., Class A	2.22%
Tencent Holdings Ltd.	2.02%
* Excluding money market fund holdings, if any .

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco V.I. Global Fund (the "Acquiring Fund"). The Agreement requires approval by the Fund's shareholders and will be submitted to Fund shareholders for their consideration at a special shareholder meeting to be held on or about April 13, 2026. If the Agreement is approved by shareholders of the Fund and certain conditions required by the Agreement are satisfied or waived, the reorganization is expected to be consummated on or about April 24, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series II)	$ 133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.21%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail R&D investments, potentially reducing their purchasing of Thermos’ industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series II)	15.21%	8.03%	8.63%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 77,135,866
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 499,683
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 77,135,866
Total number of portfolio holdings	70
Total advisory fees paid	$ 499,683
Portfolio turnover rate	82%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.09%
NVIDIA Corp.	4.81%
Apple, Inc.	4.07%
Alphabet, Inc., Class A	3.71%
Amazon.com, Inc.	3.29%
Mastercard, Inc., Class A	2.85%
Canadian Pacific Kansas City Ltd.	2.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.49%
Meta Platforms, Inc., Class A	2.22%
Tencent Holdings Ltd.	2.02%
* Excluding money market fund holdings, if any .
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.09%
NVIDIA Corp.	4.81%
Apple, Inc.	4.07%
Alphabet, Inc., Class A	3.71%
Amazon.com, Inc.	3.29%
Mastercard, Inc., Class A	2.85%
Canadian Pacific Kansas City Ltd.	2.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.49%
Meta Platforms, Inc., Class A	2.22%
Tencent Holdings Ltd.	2.02%
* Excluding money market fund holdings, if any .

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
At a meeting held on December 8-10, 2025, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco V.I. Global Fund (the "Acquiring Fund"). The Agreement requires approval by the Fund's shareholders and will be submitted to Fund shareholders for their consideration at a special shareholder meeting to be held on or about April 13, 2026. If the Agreement is approved by shareholders of the Fund and certain conditions required by the Agreement are satisfied or waived, the reorganization is expected to be consummated on or about April 24, 2026. Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series I)	$ 87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered robust results despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high‑quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 15.32%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 22.44%. The Fund's underperformance relative to the Benchmark was primarily driven by stock selection in the information technology and real estate sectors, as well as an overweight allocation in real estate.
What contributed to performance?
Lam Research Corp. |
Lam Research, a leading provider of wafer-fabrication equipment for the semiconductor industry, benefited from strong demand for advanced semiconductor tools, with its etch and deposition technologies gaining traction across next‑generation chip designs.
Lack of Exposure to
Apple, Inc. |
Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
Alphabet, Inc. |
Alphabet, Google's parent company, posted strong results during the fiscal year, with revenue exceeding $100 billion. Alphabet's performance was mainly supported by AI-driven demand, Google Cloud growth and continued momentum in search advertising. Tensor processing unit (TPU) chip sales and the success of Gemini Pro 3 reinforced its AI leadership. Alphabet remained the Fund's largest position during the fiscal year.
What detracted from performance?
Marvell Technology, Inc.
|
Marvell Technology is a global semiconductor firm focused on computer, networking and storage technologies for hyperscale cloud and enterprise markets. The company's shares weakened over the fiscal year amid rising competitive pressure in the custom AI silicon segment and elevated geopolitical uncertainty.
DLF Ltd. |
DLF, a leading Indian real estate developer, benefit
ed
 from structural growth drivers such as rising affluence, urban migration and favorable reforms. Despite a constructive long-term outlook, the stock declined on sector weakness and mixed financial performance. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. |
JD.com, a Chinese e-commerce and supply chain technology provider, faced pressures from its food‑delivery expansion, rising competition and weak consumer trends in China. Given the risks of the food‑delivery market, we sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series I)	15.32%	7.28%	11.00%
MSCI ACWI Growth Index (Net)	22.44%	11.12%	13.99%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,426,849,331
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,423,334
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,426,849,331
Total number of portfolio holdings	65
Total advisory fees paid	$ 11,423,334
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Alphabet, Inc., Class A	11.83%
Meta Platforms, Inc., Class A	6.06%
NVIDIA Corp.	5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.89%
S&P Global, Inc.	3.96%
Lam Research Corp.	3.51%
Eli Lilly and Co.	3.23%
Visa, Inc., Class A	3.17%
Broadcom, Inc.	3.15%
Airbus SE	2.98%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Alphabet, Inc., Class A	11.83%
Meta Platforms, Inc., Class A	6.06%
NVIDIA Corp.	5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.89%
S&P Global, Inc.	3.96%
Lam Research Corp.	3.51%
Eli Lilly and Co.	3.23%
Visa, Inc., Class A	3.17%
Broadcom, Inc.	3.15%
Airbus SE	2.98%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
At a meeting held on December 8-10, 2025, the Board of Trustees of Invesco V.I. Global Core Equity Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The Agreement requires approval by the Target Fund's shareholders and will be submitted to Target Fund shareholders for their consideration at a special shareholder meeting to be held on or about April 13, 2026. If the Agreement is approved by shareholders of the Target Fund and certain conditions required by the Agreement are satisfied or waived, the reorganization is expected to be consummated on or about April 24, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series II)	$ 114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered robust results despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high‑quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.05%. For the same time period, the MSCI ACWI Growth Index (Net) (the "Benchmark") returned 22.44%. The Fund's underperformance relative to the Benchmark was primarily driven by stock selection in the information technology and real estate sectors, as well as an overweight allocation in real estate.
What contributed to performance?
Lam Research Corp. |
Lam Research, a leading provider of wafer-fabrication equipment for the semiconductor industry, benefited from strong demand for advanced semiconductor tools, with its etch and deposition technologies gaining traction across next‑generation chip designs.
Lack of Exposure to
Apple, Inc. |
Apple is a major technology company that we do not own in the Fund, but which is a large component of the Benchmark. Apple underperformed during the fiscal year, and the Fund's avoidance of this underperformance was a top contributor to relative results. From a long-term fundamental perspective, we believe the stock trades at a premium valuation despite modest single-digit revenue growth, significant trade-related risks in its supply chain and what we view as lagging progress in key transformational technologies such as AI.
Alphabet, Inc. |
Alphabet, Google's parent company, posted strong results during the fiscal year, with revenue exceeding $100 billion. Alphabet's performance was mainly supported by AI-driven demand, Google Cloud growth and continued momentum in search advertising. Tensor processing unit (TPU) chip sales and the success of Gemini Pro 3 reinforced its AI leadership. Alphabet remained the Fund's largest position during the fiscal year.
What detracted from performance?
Marvell Technology, Inc.
|
Marvell Technology is a global semiconductor firm focused on computer, networking and storage technologies for hyperscale cloud and enterprise markets. The company's shares weakened over the fiscal year amid rising competitive pressure in the custom AI silicon segment and elevated geopolitical uncertainty.
DLF Ltd. |
DLF, a leading Indian real estate developer, benefit
ed
 from structural growth drivers such as rising affluence, urban migration and favorable reforms. Despite a constructive long-term outlook, the stock declined on sector weakness and mixed financial performance. We continue to view this as a high-conviction holding in the Fund.
JD.com, Inc. |
JD.com, a Chinese e-commerce and supply chain technology provider, faced pressures from its food‑delivery expansion, rising competition and weak consumer trends in China. Given the risks of the food‑delivery market, we sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series II)	15.05%	7.01%	10.72%
MSCI ACWI Growth Index (Net)	22.44%	11.12%	13.99%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,426,849,331
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 11,423,334
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,426,849,331
Total number of portfolio holdings	65
Total advisory fees paid	$ 11,423,334
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Alphabet, Inc., Class A	11.83%
Meta Platforms, Inc., Class A	6.06%
NVIDIA Corp.	5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.89%
S&P Global, Inc.	3.96%
Lam Research Corp.	3.51%
Eli Lilly and Co.	3.23%
Visa, Inc., Class A	3.17%
Broadcom, Inc.	3.15%
Airbus SE	2.98%
* Excluding money market fund holdings, if any .
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Alphabet, Inc., Class A	11.83%
Meta Platforms, Inc., Class A	6.06%
NVIDIA Corp.	5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.89%
S&P Global, Inc.	3.96%
Lam Research Corp.	3.51%
Eli Lilly and Co.	3.23%
Visa, Inc., Class A	3.17%
Broadcom, Inc.	3.15%
Airbus SE	2.98%
* Excluding money market fund holdings, if any .

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
At a meeting held on December 8-10, 2025, the Board of Trustees of Invesco V.I. Global Core Equity Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The Agreement requires approval by the Target Fund's shareholders and will be submitted to Target Fund shareholders for their consideration at a special shareholder meeting to be held on or about April 13, 2026. If the Agreement is approved by shareholders of the Target Fund and certain conditions required by the Agreement are satisfied or waived, the reorganization is expected to be consummated on or about April 24, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Real Estate Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series I)	$ 106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 7.85%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 9.58%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector level.
What contributed to performance?
Canada |
The Fund benefited from an underweight exposure to the country and favorable positioning within healthcare, notably an overweight to Chartwell Retirement Residences. Additionally, no exposure to the office real estate investment trust ("REIT"), Allied Properties REIT contributed positively to performance relative to the Benchmark.
France |
The Fund's relative performance benefited from an overweight exposure to the country, primarily through its position in the retail REIT Klepierre S.A.
What detracted from performance?
United States
|
Relative performance was negatively impacted by overweight exposure to US residential and data center sectors. Stock selection within the US residential sector further detracted, driven by weakness in large cap apartments, notably Equity Residential, and single-family rentals such as American Homes 4 Rent, which struggled in the face of weaker labor market data. Additionally, specialty exposure weighed on relative performance, as Iron Mountain underperformed due to concerns about long-term data center and artificial intelligence trends despite near-term leasing strength.
Switzerland |
The Fund's underweight exposure in Switzerland negatively impacted the Fund's performance, as strong local stock performance combined with Swiss Franc appreciation weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series I)	7.85%	1.73%	2.44%
Custom Invesco Global Real Estate Index	9.58%	2.45%	3.27%
MSCI World Index (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 95,293,443
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 716,111
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 95,293,443
Total number of portfolio holdings	83
Total advisory fees paid	$ 716,111
Portfolio turnover rate	77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.14%
Prologis, Inc.	5.60%
Digital Realty Trust, Inc.	4.21%
Equinix, Inc.	3.68%
Simon Property Group, Inc.	2.92%
Goodman Group	2.89%
First Industrial Realty Trust, Inc.	2.65%
Mitsui Fudosan Co. Ltd.	2.50%
Extra Space Storage, Inc.	2.44%
Iron Mountain, Inc.	2.30%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.14%
Prologis, Inc.	5.60%
Digital Realty Trust, Inc.	4.21%
Equinix, Inc.	3.68%
Simon Property Group, Inc.	2.92%
Goodman Group	2.89%
First Industrial Realty Trust, Inc.	2.65%
Mitsui Fudosan Co. Ltd.	2.50%
Extra Space Storage, Inc.	2.44%
Iron Mountain, Inc.	2.30%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Real Estate Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series II)	$ 132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the global real estate market was shaped by a volatile macro environment, driven by widespread uncertainty, shifting interest rate expectations, and mixed economic signals. Tariff announcements and policy shifts under the new United States (US) presidential administration added further uncertainty, contributing to market volatility.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 7.61%. For the same time period, the Custom Invesco Global Real Estate Index (Net) (the “Benchmark”) returned 9.58%. The Fund underperformed the Benchmark primarily due to both stock selection and market allocation at the country and sector level.
What contributed to performance?
Canada |
The Fund benefited from an underweight exposure to the country and favorable positioning within healthcare, notably an overweight to Chartwell Retirement Residences. Additionally, no exposure to the office real estate investment trust ("REIT"), Allied Properties REIT contributed positively to performance relative to the Benchmark.
France |
The Fund's relative performance benefited from an overweight exposure to the country, primarily through its position in the retail REIT Klepierre S.A.
What detracted from performance?
United States
|
Relative performance was negatively impacted by overweight exposure to US residential and data center sectors. Stock selection within the US residential sector further detracted, driven by weakness in large cap apartments, notably Equity Residential, and single-family rentals such as American Homes 4 Rent, which struggled in the face of weaker labor market data. Additionally, specialty exposure weighed on relative performance, as Iron Mountain underperformed due to concerns about long-term data center and artificial intelligence trends despite near-term leasing strength.
Switzerland |
The Fund's underweight exposure in Switzerland negatively impacted the Fund's performance, as strong local stock performance combined with Swiss Franc appreciation weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series II)	7.61%	1.49%	2.18%
Custom Invesco Global Real Estate Index	9.58%	2.45%	3.27%
MSCI World Index (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 95,293,443
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 716,111
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 95,293,443
Total number of portfolio holdings	83
Total advisory fees paid	$ 716,111
Portfolio turnover rate	77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.14%
Prologis, Inc.	5.60%
Digital Realty Trust, Inc.	4.21%
Equinix, Inc.	3.68%
Simon Property Group, Inc.	2.92%
Goodman Group	2.89%
First Industrial Realty Trust, Inc.	2.65%
Mitsui Fudosan Co. Ltd.	2.50%
Extra Space Storage, Inc.	2.44%
Iron Mountain, Inc.	2.30%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.14%
Prologis, Inc.	5.60%
Digital Realty Trust, Inc.	4.21%
Equinix, Inc.	3.68%
Simon Property Group, Inc.	2.92%
Goodman Group	2.89%
First Industrial Realty Trust, Inc.	2.65%
Mitsui Fudosan Co. Ltd.	2.50%
Extra Space Storage, Inc.	2.44%
Iron Mountain, Inc.	2.30%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Material Fund Change Adviser [Text Block]	Effective November 5, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Strategic Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series I)	$ 100	0.94% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks and economic alliances were leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the Federal Reserve cut rates three times and ended quantitative tightening, while the European Central Bank took a more accommodative stance and the Bank of Japan hiked interest rates. We believe these shifts in the global economic landscape are creating a robust opportunity set to generate excess return through active management.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 12.98%. For the same time period, the Bloomberg Global Aggregate Index returned 8.17%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the South African rand and Mexican peso.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in Brazil and European Union.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in the US and Italy.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the euro and Chinese renminbi.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in Australia and Singapore.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series I)	12.98%	1.65%	3.01%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 646,092,052
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 4,585,139
Investment Company, Portfolio Turnover	333.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 646,092,052
Total number of portfolio holdings	918
Total advisory fees paid	$ 4,585,139
Portfolio turnover rate	333%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.11%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.79%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.43%
U.S. Treasury Bills, 3.63%, 05/14/2026	2.39%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.39%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.33%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.27%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.24%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.18%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.11%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.79%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.43%
U.S. Treasury Bills, 3.63%, 05/14/2026	2.39%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.39%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.33%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.27%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.24%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.18%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How
Has
The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since
December 31, 2024
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
December 31, 2024
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Strategic Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series II)	$ 127	1.19% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks and economic alliances were leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the Federal Reserve cut rates three times and ended quantitative tightening, while the European Central Bank took a more accommodative stance and the Bank of Japan hiked interest rates. We believe these shifts in the global economic landscape are creating a robust opportunity set to generate excess return through active management.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 12.75%. For the same time period, the Bloomberg Global Aggregate Index returned 8.17%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the South African rand and Mexican peso.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in Brazil and European Union.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in the US and Italy.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the euro and Chinese renminbi.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in Australia and Singapore.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series II)	12.75%	1.39%	2.76%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 646,092,052
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 4,585,139
Investment Company, Portfolio Turnover	333.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 646,092,052
Total number of portfolio holdings	918
Total advisory fees paid	$ 4,585,139
Portfolio turnover rate	333%

Holdings [Text Block]
What Comprised
The
Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.11%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.79%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.43%
U.S. Treasury Bills, 3.63%, 05/14/2026	2.39%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.39%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.33%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.27%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.24%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.18%
* Excluding money market fund holdings, if any.

Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.11%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.79%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.43%
U.S. Treasury Bills, 3.63%, 05/14/2026	2.39%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.39%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.33%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.27%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.24%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.18%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Government Money Market Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series I)	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Net Assets	$ 501,827,689
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,352,755
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 501,827,689
Total number of portfolio holdings	63
Total advisory fees paid	$ 1,352,755

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	49.5%
8-30	5.0%
31-60	12.4%
61-90	5.6%
91-180	2.4%
181+	25.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Money Market Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series II)	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Net Assets	$ 501,827,689
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,352,755
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 501,827,689
Total number of portfolio holdings	63
Total advisory fees paid	$ 1,352,755

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	49.5%
8-30	5.0%
31-60	12.4%
61-90	5.6%
91-180	2.4%
181+	25.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Securities Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series I)	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the Fund generated a positive return supported by a broad decline in Treasury yields of roughly 40 to 80 basis points across the curve. Falling rates provided a favorable backdrop for duration‑sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals, contributing to the Fund's performance.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 7.37%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 6.50%.
What contributed to performance?
Agency mortgage-backed securities (MBS) |
During 2025, the agency mortgage market, where the Fund holds around 50% of its assets, peformed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries.
Non-agency MBS, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) |
Modest out‑of‑index exposure to ABS, non-agency MBS and CMBS contributed positively.
What detracted from performance?
Treasuries
|
Treasuries detracted from relative performance due to the asset class's
underperformance versus agency MBS and structured credit sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series I)	7.37%	0.04%	1.60%
Bloomberg Intermediate U.S. Government Index	6.50%	0.64%	1.76%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 323,905,124
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 1,558,966
Investment Company, Portfolio Turnover	379.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 323,905,124
Total number of portfolio holdings	429
Total advisory fees paid	$ 1,558,966
Portfolio turnover rate	379%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.71%
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.07%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.03%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.02%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.01%
Standard Chartered Bank, 4.03%, 07/24/2026	2.78%
Royal Bank of Canada, 4.03%, 07/09/2026	2.78%
UBS AG, 4.24%, 05/15/2026	2.78%
Mizuho Bank Ltd., 4.06%, 02/25/2026	2.78%
BNP Paribas S.A., 4.03%, 02/06/2026	2.78%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.71%
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.07%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.03%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.02%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.01%
Standard Chartered Bank, 4.03%, 07/24/2026	2.78%
Royal Bank of Canada, 4.03%, 07/09/2026	2.78%
UBS AG, 4.24%, 05/15/2026	2.78%
Mizuho Bank Ltd., 4.06%, 02/25/2026	2.78%
BNP Paribas S.A., 4.03%, 02/06/2026	2.78%
* Excluding money market fund holdings, if any.

Invesco V.I. Government Securities Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series II)	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the Fund generated a positive return supported by a broad decline in Treasury yields of roughly 40 to 80 basis points across the curve. Falling rates provided a favorable backdrop for duration‑sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals, contributing to the Fund's performance.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 6.95%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 6.50%.
What contributed to performance?
Agency mortgage-backed securities (MBS) |
During 2025, the agency mortgage market, where the Fund holds around 50% of its assets, peformed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries.
Non-agency MBS, commercial mortgage-
backed
securities (CMBS), asset-backed securities (ABS) |
Modest out‑of‑index exposure to ABS, non-agency MBS and CMBS contributed positively.
What detracted from performance?
Treasuries
|
Treasuries detracted from relative performance due to the asset class's
underperformance versus agency MBS and structured credit sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series II)	6.95%	-0.22%	1.34%
Bloomberg Intermediate U.S. Government Index	6.50%	0.64%	1.76%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 323,905,124
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 1,558,966
Investment Company, Portfolio Turnover	379.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 323,905,124
Total number of portfolio holdings	429
Total advisory fees paid	$ 1,558,966
Portfolio turnover rate	379%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.71%
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.07%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.03%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.02%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.01%
Standard Chartered Bank, 4.03%, 07/24/2026	2.78%
Royal Bank of Canada, 4.03%, 07/09/2026	2.78%
UBS AG, 4.24%, 05/15/2026	2.78%
Mizuho Bank Ltd., 4.06%, 02/25/2026	2.78%
BNP Paribas S.A., 4.03%, 02/06/2026	2.78%
* Excluding money market fund holdings, if any.
Security
type
allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten
holdings
*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.71%
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.07%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.03%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.02%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.01%
Standard Chartered Bank, 4.03%, 07/24/2026	2.78%
Royal Bank of Canada, 4.03%, 07/09/2026	2.78%
UBS AG, 4.24%, 05/15/2026	2.78%
Mizuho Bank Ltd., 4.06%, 02/25/2026	2.78%
BNP Paribas S.A., 4.03%, 02/06/2026	2.78%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series I)	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 15.62%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark primarily due to stock selection in the communication services sector. Stock selection in financials also detracted from relative returns. Stock selection in the industrials sector was the largest contributor to the Fund’s relative return. Stock selection and an underweight in the real estate sector also aided relative performance.
What contributed to performance?
Wells Fargo & Co.  |
The bank delivered strong earnings results driven by higher revenue, improved credit quality, and higher investment banking fees. Wells Fargo raised its dividend and repurchased shares during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Johnson Controls International PLC |
Johson Controls' stock rose during the period, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
What detracted from performance?
Fiserv, Inc.
|
Shares of Fiserv dropped sharply after management reported disappointing third quarter results. Revenue and earnings fell well short of expectations, prompting management to slash its full-year earnings forecast and cut organic growth guidance. The company launched the “One Fiserv” initiative and made leadership changes to address these issues, but ongoing uncertainty led us to sell our position.
Marvell Technology, Inc. |
The company is a key player in data infrastructure semiconductors. S ha
res declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily in AI model development. Although we still saw AI-related upside, the stock underperformed peers. We sold the position during the period.
Centene Corp. |
Centene’s stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series I)	15.62%	12.85%	10.73%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,306,002,419
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 7,131,982
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,306,002,419
Total number of portfolio holdings	102
Total advisory fees paid	$ 7,131,982
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The F
und's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.37%
Bank of America Corp.	3.15%
Amazon.com, Inc.	2.56%
Philip Morris International, Inc.	2.45%
Alphabet, Inc., Class A	2.25%
Microsoft Corp.	2.24%
Charles Schwab Corp. (The)	2.09%
Walt Disney Co. (The)	2.08%
Citizens Financial Group, Inc.	2.04%
Parker-Hannifin Corp.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.37%
Bank of America Corp.	3.15%
Amazon.com, Inc.	2.56%
Philip Morris International, Inc.	2.45%
Alphabet, Inc., Class A	2.25%
Microsoft Corp.	2.24%
Charles Schwab Corp. (The)	2.09%
Walt Disney Co. (The)	2.08%
Citizens Financial Group, Inc.	2.04%
Parker-Hannifin Corp.	2.01%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series II)	$ 108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, most US equity indices posted double digit gains. Equities were supported by investment themes associated with artificial intelligence (AI), resilient economic and labor conditions, and expectations for lower interest rates. As the year progressed, market volatility increased as investor enthusiasm about the long-term return potential of large-scale AI spending waned. Rising geopolitical and trade tensions, including the expansion of US tariffs and increased friction with China also weighed on investor sentiment.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.30%. For the same time period, the Russell 1000
®
Value Index (the "Benchmark") returned 15.91%. The Fund underperformed the Benchmark primarily due to stock selection in the communication services sector. Stock selection in financials also detracted from relative returns. Stock selection in the industrials sector was the largest contributor to the Fund’s relative return. Stock selection and an underweight in the real estate sector also aided relative performance.
What contributed to performance?
Wells Fargo & Co.  |
The bank delivered strong earnings results driven by higher revenue, improved credit quality, and higher investment banking fees. Wells Fargo raised its dividend and repurchased shares during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It has benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Johnson Controls International PLC |
Johson Controls' stock rose during the period, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
What detracted from performance?
Fiserv, Inc.
|
Shares of Fiserv dropped sharply after management reported disappointing third quarter results. Revenue and earnings fell well short of expectations, prompting management to slash its full-year earnings forecast and cut organic growth guidance. The company launched the “One Fiserv” initiative and made leadership changes to address these issues, but ongoing uncertainty led us to sell our position.
Marvell Technology, Inc. |
The company is a key player in data infrastructure semiconductors. Shares declined sharply following news in January 2025 about DeepSeek, a lower cost AI model, as investors worried companies might not need to invest as heavily in AI model development. Although we still saw AI-related upside, the stock underperformed peers. We sold the position during the period.
Centene Corp. |
Centene’s stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series II)	15.30%	12.56%	10.46%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,306,002,419
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 7,131,982
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,306,002,419
Total number of portfolio holdings	102
Total advisory fees paid	$ 7,131,982
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.37%
Bank of America Corp.	3.15%
Amazon.com, Inc.	2.56%
Philip Morris International, Inc.	2.45%
Alphabet, Inc., Class A	2.25%
Microsoft Corp.	2.24%
Charles Schwab Corp. (The)	2.09%
Walt Disney Co. (The)	2.08%
Citizens Financial Group, Inc.	2.04%
Parker-Hannifin Corp.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.37%
Bank of America Corp.	3.15%
Amazon.com, Inc.	2.56%
Philip Morris International, Inc.	2.45%
Alphabet, Inc., Class A	2.25%
Microsoft Corp.	2.24%
Charles Schwab Corp. (The)	2.09%
Walt Disney Co. (The)	2.08%
Citizens Financial Group, Inc.	2.04%
Parker-Hannifin Corp.	2.01%
* Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series I)	$ 106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US health care equities lagged the overall equity market due to policy uncertainty, inflationary cost pressures, and investors rotating into the more cyclical sectors of the market.
•
For the fiscal year ended December 31, 2025, the Series I shares of the Fund returned 15.33%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 13.71%. The Fund's outperformance was primarily due to strong stock selection in biotechnology, health care services, and pharmaceuticals sub-industries. These results were partially offset by weaker stock selection within the health care equipment sub-industry group and the Fund’s underweight allocation to pharmaceuticals.
What contributed to performance?
Eli Lilly and Co. |
Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. During the fourth quarter of 2025, the company reported better-than-expected revenue growth and raised guidance on strong sales of its GLP-1 weight loss and diabetes treatments, Mounjaro and Zepbound.
Cencora, Inc. |
Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance released during the first quarter of 2025, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc.
|
UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined during the second quarter of 2025 in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth so it added to relative performance.
Vaxcyte, Inc. |
Vaxcyte makes vaccines and therapies to prevent and treat bacterial infectious diseases. The stock declined on weaker-than-expected Phase 2 clinical trial results for its VAX-24 pneumococcal conjugate vaccine candidate for healthy infants.
We
exited the position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series I)	15.33%	3.80%	6.58%
S&P Composite 1500 ® Health Care Index	13.71%	7.54%	9.81%
MSCI World Health Care Index (Net)	14.83%	6.43%	8.14%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 168,183,356
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,215,924
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 168,183,356
Total number of portfolio holdings	79
Total advisory fees paid	$ 1,215,924
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.68%
Boston Scientific Corp.	6.55%
AbbVie, Inc.	5.03%
Cencora, Inc.	4.56%
AstraZeneca PLC, ADR	4.23%
argenx SE, ADR	3.52%
Gilead Sciences, Inc.	3.30%
McKesson Corp.	3.10%
Welltower, Inc.	2.29%
Tenet Healthcare Corp.	2.15%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.68%
Boston Scientific Corp.	6.55%
AbbVie, Inc.	5.03%
Cencora, Inc.	4.56%
AstraZeneca PLC, ADR	4.23%
argenx SE, ADR	3.52%
Gilead Sciences, Inc.	3.30%
McKesson Corp.	3.10%
Welltower, Inc.	2.29%
Tenet Healthcare Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How
Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Health Care Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series II)	$ 132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US health care equities lagged the overall equity market due to policy uncertainty, inflationary cost pressures, and investors rotating into the more cyclical sectors of the market.
•
For the fiscal year ended December 31, 2025, the Series II shares of the Fund returned 15.08%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 13.71%. The Fund's outperformance was primarily due to strong stock selection in biotechnology, health care services, and pharmaceuticals sub-industries. These results were partially offset by weaker stock selection within the health care equipment sub-industry group and the Fund’s underweight allocation to pharmaceuticals.
What contributed to performance?
Eli Lilly and Co. |
Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. During the fourth quarter of 2025, the company reported better-than-expected revenue growth and raised guidance on strong sales of its GLP-1 weight loss and diabetes treatments, Mounjaro and Zepbound.
Cencora, Inc. |
Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance released during the first quarter of 2025, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc.
|
UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined during the second quarter of 2025 in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth so it added to relative performance.
Vaxcyte, Inc. |
Vaxcyte makes vaccines and therapies to prevent and treat bacterial infectious diseases. The stock declined on weaker-than-expected Phase 2 clinical trial results for its VAX-24 pneumococcal conjugate vaccine candidate for healthy infants. We exited the position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series II)	15.08%	3.54%	6.31%
S&P Composite 1500 ® Health Care Index	13.71%	7.54%	9.81%
MSCI World Health Care Index (Net)	14.83%	6.43%	8.14%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 168,183,356
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,215,924
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 168,183,356
Total number of portfolio holdings	79
Total advisory fees paid	$ 1,215,924
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.68%
Boston Scientific Corp.	6.55%
AbbVie, Inc.	5.03%
Cencora, Inc.	4.56%
AstraZeneca PLC, ADR	4.23%
argenx SE, ADR	3.52%
Gilead Sciences, Inc.	3.30%
McKesson Corp.	3.10%
Welltower, Inc.	2.29%
Tenet Healthcare Corp.	2.15%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.68%
Boston Scientific Corp.	6.55%
AbbVie, Inc.	5.03%
Cencora, Inc.	4.56%
AstraZeneca PLC, ADR	4.23%
argenx SE, ADR	3.52%
Gilead Sciences, Inc.	3.30%
McKesson Corp.	3.10%
Welltower, Inc.	2.29%
Tenet Healthcare Corp.	2.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How
Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. High Yield Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series I)	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the high yield bond market benefited from strong balance sheets, a benign default environment and an accomodative Federal Reserve. Spreads on the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index closed the year 8 basis points tighter than the previous year. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 6.73%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.
What contributed to performance?
Sector allocation  |
An overweight in finance companies was a key driver of positive performance for the period. An underweight in packaging companies also
positively contributed to relative performance during the period.
Security selection |
Security selection in the utilities sector was a positive contributor to relative performance during the period.
What detracted from performance?
Security selection
|
Security selection in real estate investment trusts (REITs) was a key detractor from performance during the period. Security selection in gaming also detracted from performance during the period.
Sector allocation |
An underweight in independent energy companies detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series I)	6.73%	3.64%	4.83%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 36,791,923
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 814,303
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 36,791,923
Total number of portfolio holdings	298
Total advisory fees paid	$ 814,303
Portfolio turnover rate	191%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032	2.09%
Versant Media Group, Inc., 7.25%, 01/30/2031	1.82%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030	1.60%
Diversified Healthcare Trust , 01/15/2026	1.38%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.10%
Vistra Operations Co. LLC, 6.88%, 04/15/2032	1.10%
TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032	1.10%
EZCORP, Inc., 7.38%, 04/01/2032	1.06%
Altice France S.A.	1.06%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
A	0.17
BBB	2.62
BB	54.18
B	30.69
CCC and below	7.65
Cash	3.86
Not Rated	0.83
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032	2.09%
Versant Media Group, Inc., 7.25%, 01/30/2031	1.82%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030	1.60%
Diversified Healthcare Trust , 01/15/2026	1.38%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.10%
Vistra Operations Co. LLC, 6.88%, 04/15/2032	1.10%
TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032	1.10%
EZCORP, Inc., 7.38%, 04/01/2032	1.06%
Altice France S.A.	1.06%
* Excluding money market fund holdings, if any.

Invesco V.I. High Yield Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series II)	$ 119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, the high yield bond market benefited from strong balance sheets, a benign default environment and an accomodative Federal Reserve. Spreads on the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index closed the year 8 basis points tighter than the previous year. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 6.58%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.62%.
What contributed to performance?
Sector allocation  |
An overweight in finance companies was a key driver of positive performance for the period. An underweight in packaging companies also
positively contributed to relative performance during the period.
Security selection |
Security selection in the utilities sector was a positive contributor to relative performance during the period.
What detracted from performance?
Security selection
|
Security selection in real estate investment trusts (REITs) was a key detractor from performance during the period. Security selection in gaming also detracted from performance during the period.
Sector allocation |
An underweight in independent energy companies detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series II)	6.58%	3.40%	4.55%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 36,791,923
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 814,303
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 36,791,923
Total number of portfolio holdings	298
Total advisory fees paid	$ 814,303
Portfolio turnover rate	191%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top
ten
holdings*

(% of net assets)
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032	2.09%
Versant Media Group, Inc., 7.25%, 01/30/2031	1.82%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030	1.60%
Diversified Healthcare Trust , 01/15/2026	1.38%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.10%
Vistra Operations Co. LLC, 6.88%, 04/15/2032	1.10%
TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032	1.10%
EZCORP, Inc., 7.38%, 04/01/2032	1.06%
Altice France S.A.	1.06%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
A	0.17
BBB	2.62
BB	54.18
B	30.69
CCC and below	7.65
Cash	3.86
Not Rated	0.83
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top
ten
holdings*

(% of net assets)
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032	2.09%
Versant Media Group, Inc., 7.25%, 01/30/2031	1.82%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030	1.60%
Diversified Healthcare Trust , 01/15/2026	1.38%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.10%
Vistra Operations Co. LLC, 6.88%, 04/15/2032	1.10%
TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032	1.10%
EZCORP, Inc., 7.38%, 04/01/2032	1.06%
Altice France S.A.	1.06%
* Excluding money market fund holdings, if any.

Invesco V.I. International Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. International Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”), formerly Invesco Oppenheimer V.I. International Growth Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. International Growth Fund (Series I)	$ 108	1.00% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered robust results despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high‑quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 16.32%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark") returned 25.65%.
What contributed to performance?
Alibaba Group Holding Ltd. |
Alibaba Group Holding is widely considered “the Amazon of China”. Alibaba Group Holding is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba Group Holding's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S |
Novo Nordisk is a leader in the diabetes and obesity drug market. The company faced competitive challenges during the period. We sold the holding during the fiscal year, and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return.
Dollarama Inc. |
Dollarama is a Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. We have owned the company for several years as part of our Reorganization of Retail investment theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing, such as Dollarama. During the fourth quarter Dollarama announced sales above expectations and the share price reacted favorably.
What detracted from performance?
Trainline plc.
|
Trainline is Europe’s leading digital rail and coach booking platform, offering consumer apps and B2B solutions for ticketing and travel management. Despite solid revenue and margin growth, share prices
have been volatile — down sharply year-on-year due to competitive and regulatory pressures, but seeing short-term rallies on guidance upgrades and buyback announcements.
Lack of Exposure to
SK Hynix Ltd. |
SK Hynix, which we do not own, is a manufacturer of semiconductors, primarily in the memory segment. Share prices of memory chip producers rose during the reporting period due to increased demand by customers for AI chips. The stock was not held in the Fund, but its inclusion in the Benchmark contributed to the Fund's relative underperformance during the period.
Flutter Entertainment plc. |
Flutter Entertainment is a global leader in online sports betting and gaming, operating brands like FanDuel, Paddy Power, Betfair, PokerStars and Sportsbet across North America, Europe and Australia. The stock has underperformed over the past year, weighed down by recreational losses and overall market volatility, but recent gains reflect strong momentum in US iGaming and sports betting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. International Growth Fund (Series I)	16.32%	2.15%	5.64%
MSCI All Country World ex-U.S. Growth Index (Net)	25.65%	4.01%	7.92%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 313,285,339
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,443,575
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 313,285,339
Total number of portfolio holdings	63
Total advisory fees paid	$ 2,443,575
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.88%
Tencent Holdings Ltd.	3.72%
EPAM Systems, Inc.	3.18%
ResMed, Inc.	2.97%
Dollarama, Inc.	2.96%
Alibaba Group Holding Ltd., ADR	2.95%
Reliance Industries Ltd.	2.91%
AstraZeneca PLC	2.84%
Sartorius Stedim Biotech	2.81%
BAE Systems PLC	2.68%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.88%
Tencent Holdings Ltd.	3.72%
EPAM Systems, Inc.	3.18%
ResMed, Inc.	2.97%
Dollarama, Inc.	2.96%
Alibaba Group Holding Ltd., ADR	2.95%
Reliance Industries Ltd.	2.91%
AstraZeneca PLC	2.84%
Sartorius Stedim Biotech	2.81%
BAE Systems PLC	2.68%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer V.I. International Growth Fund was renamed Invesco V.I. International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer V.I. International Growth Fund was renamed Invesco V.I. International Growth Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. International Growth Fund-Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. International Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”), formerly Invesco Oppenheimer V.I. International Growth Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. International Growth Fund (Series II)	$ 135	1.25% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered robust results despite tariff-related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive implications of fiscal and monetary stimulus. International equities outperformed US equities; however, high‑quality companies lagged during this period, particularly outside the US, creating a headwind for actively managed strategies emphasizing quality characteristics. Artificial intelligence (AI) remained a key market theme throughout the year.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.53%. For the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) (the "Benchmark") returned 25.65%.
What contributed to performance?
Alibaba Group Holding Ltd. |
Alibaba Group Holding is widely considered “the Amazon of China”. Alibaba Group Holding is one of the largest retailers and e-commerce platforms in the world. In addition to its strong online retail business, the company is emerging as a significant web service provider. Strong growth and demand for Alibaba Group Holding's AI capabilities had a positive impact on the company's stock.
Novo Nordisk A/S |
Novo Nordisk is a leader in the diabetes and obesity drug market. The company faced competitive challenges during the period. We sold the holding during the fiscal year, and the Fund’s avoidance of a majority of the underperformance resulted in notable contributions to its relative return.
Dollarama Inc. |
Dollarama is a Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. We have owned the company for several years as part of our Reorganization of Retail investment theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing, such as Dollarama. During the fourth quarter Dollarama announced sales above expectations and the share price reacted favorably.
What detracted from performance?
Trainline plc.
|
Trainline is Europe’s leading digital rail and coach booking platform, offering consumer apps and B2B solutions for ticketing and travel management. Despite solid revenue and margin growth, share prices have been volatile — down sharply year-on-year due to competitive and regulatory pressures, but seeing short-term rallies on guidance upgrades and buyback announcements.
Lack of Exposure to SK Hynix Ltd. |
SK Hynix, which we do not own, is a manufacturer of semiconductors, primarily in the memory segment. Share prices of memory chip producers rose during the reporting period due to increased demand by customers for AI chips. The stock was not held in the Fund, but its inclusion in the Benchmark contributed to the Fund's relative underperformance during the period.
Flutter Entertainment plc. |
Flutter Entertainment is a global leader in online sports betting and gaming, operating brands like FanDuel, Paddy Power, Betfair, PokerStars and Sportsbet across North America, Europe and Australia. The stock has underperformed over the past year, weighed down by recreational losses and overall market volatility, but recent gains reflect strong momentum in US iGaming and sports betting.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. International Growth Fund (Series II)	15.53%	1.88%	5.34%
MSCI All Country World ex-U.S. Growth Index (Net)	25.65%	4.01%	7.92%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 313,285,339
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,443,575
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 313,285,339
Total number of portfolio holdings	63
Total advisory fees paid	$ 2,443,575
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The
Fund's
Holdings?
(
as
of December 31, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.88%
Tencent Holdings Ltd.	3.72%
EPAM Systems, Inc.	3.18%
ResMed, Inc.	2.97%
Dollarama, Inc.	2.96%
Alibaba Group Holding Ltd., ADR	2.95%
Reliance Industries Ltd.	2.91%
AstraZeneca PLC	2.84%
Sartorius Stedim Biotech	2.81%
BAE Systems PLC	2.68%
* Excluding money market fund holdings, if any.

Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.88%
Tencent Holdings Ltd.	3.72%
EPAM Systems, Inc.	3.18%
ResMed, Inc.	2.97%
Dollarama, Inc.	2.96%
Alibaba Group Holding Ltd., ADR	2.95%
Reliance Industries Ltd.	2.91%
AstraZeneca PLC	2.84%
Sartorius Stedim Biotech	2.81%
BAE Systems PLC	2.68%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past
Year
?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective August 22, 2025, Invesco Oppenheimer V.I. International Growth Fund was renamed Invesco V.I. International Growth Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco Oppenheimer V.I. International Growth Fund was renamed Invesco V.I. International Growth Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Main Street Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series I)	$ 86	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 15.93%. For the same time period, the S&P 500
®
Index (the "Benchmark") returned 17.88%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology (IT), financials and energy sectors. Stronger stock selection in the consumer staples, communication services and materials sectors partially offset these results.
What contributed to performance?
Alphabet, Inc.  |
Alphabet rose as strong results across Google Search, YouTube and Google Cloud drove accelerating revenue growth. Continued progress in autonomous ride-hailing and a more favorable regulatory outlook further lifted investor sentiment.
Philip Morris International, Inc. |
Philip Morris International delivered strong results, supported by resilient cigarette sales and continued growth in smoke-free products like IQOS and Zyn.
What detracted from performance?
Fiserv, Inc.
|
Fiserv declined as results across the year showed slowing growth in its merchant processing and Clover credit card volumes. Concerns about potential consumer spending headwinds added further pressure to shares. We sold the holding during the fiscal year.
ServiceNow, Inc. |
ServiceNow fell as subscription revenue growth moderated and macroeconomic headwinds pressured enterprise IT budgets, particularly in its federal segment. Investor concerns about AI-driven disruption and rising competition further weighed on sentiment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund ® (Series I)	15.93%	12.47%	12.53%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 546,527,060
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,712,410
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 546,527,060
Total number of portfolio holdings	71
Total advisory fees paid	$ 4,712,410
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.88%
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.89%
Apple, Inc.	6.55%
Amazon.com, Inc.	4.65%
Meta Platforms, Inc., Class A	4.09%
Broadcom, Inc.	3.33%
JPMorgan Chase & Co.	2.97%
Philip Morris International, Inc.	2.08%
Eli Lilly and Co.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.88%
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.89%
Apple, Inc.	6.55%
Amazon.com, Inc.	4.65%
Meta Platforms, Inc., Class A	4.09%
Broadcom, Inc.	3.33%
JPMorgan Chase & Co.	2.97%
Philip Morris International, Inc.	2.08%
Eli Lilly and Co.	1.97%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series II)	$ 113	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 15.64%. For the same time period, the S&P 500
®
Index (the "Benchmark") returned 17.88%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology (IT), financials and energy sectors. Stronger stock selection in the consumer staples, communication services and materials sectors partially offset these results.
What contributed to performance?
Alphabet, Inc.  |
Alphabet rose as strong results across Google Search, YouTube and Google Cloud drove accelerating revenue growth. Continued progress in autonomous ride-hailing and a more favorable regulatory outlook further lifted investor sentiment.
Philip Morris International, Inc. |
Philip Morris International delivered strong results, supported by resilient cigarette sales and continued growth in smoke-free products like IQOS and Zyn.
What detracted from performance?
Fiserv, Inc.
|
Fiserv declined as results across the year showed slowing growth in its merchant processing and Clover credit card volumes. Concerns about potential consumer spending headwinds added further pressure to shares. We sold the holding during the fiscal year.
ServiceNow, Inc. |
ServiceNow fell as subscription revenue growth moderated and macroeconomic headwinds pressured enterprise IT budgets, particularly in its federal segment. Investor concerns about AI-driven disruption and rising competition further weighed on sentiment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund ® (Series II)	15.64%	12.19%	12.25%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 546,527,060
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,712,410
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 546,527,060
Total number of portfolio holdings	71
Total advisory fees paid	$ 4,712,410
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.88%
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.89%
Apple, Inc.	6.55%
Amazon.com, Inc.	4.65%
Meta Platforms, Inc., Class A	4.09%
Broadcom, Inc.	3.33%
JPMorgan Chase & Co.	2.97%
Philip Morris International, Inc.	2.08%
Eli Lilly and Co.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.88%
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.89%
Apple, Inc.	6.55%
Amazon.com, Inc.	4.65%
Meta Platforms, Inc., Class A	4.09%
Broadcom, Inc.	3.33%
JPMorgan Chase & Co.	2.97%
Philip Morris International, Inc.	2.08%
Eli Lilly and Co.	1.97%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 9.19%. For the same time period, the Russell MidCap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI consistently exceeded earnings expectations and raised future earnings guidance. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	9.19%	9.11%	9.35%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 156,774,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,440,497
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 156,774,433
Total number of portfolio holdings	98
Total advisory fees paid	$ 1,440,497
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.00%
Raymond James Financial, Inc.	1.76%
Royal Caribbean Cruises Ltd.	1.73%
Howmet Aerospace, Inc.	1.72%
First Industrial Realty Trust, Inc.	1.55%
PPL Corp.	1.50%
Wintrust Financial Corp.	1.48%
Permian Resources Corp.	1.42%
Sysco Corp.	1.42%
American Healthcare REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.00%
Raymond James Financial, Inc.	1.76%
Royal Caribbean Cruises Ltd.	1.73%
Howmet Aerospace, Inc.	1.72%
First Industrial Realty Trust, Inc.	1.55%
PPL Corp.	1.50%
Wintrust Financial Corp.	1.48%
Permian Resources Corp.	1.42%
Sysco Corp.	1.42%
American Healthcare REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$ 124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 8.96%. For the same time period, the Russell MidCap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI consistently exceeded earnings expectations and raised future earnings guidance. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	8.96%	8.83%	9.08%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 156,774,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,440,497
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 156,774,433
Total number of portfolio holdings	98
Total advisory fees paid	$ 1,440,497
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.00%
Raymond James Financial, Inc.	1.76%
Royal Caribbean Cruises Ltd.	1.73%
Howmet Aerospace, Inc.	1.72%
First Industrial Realty Trust, Inc.	1.55%
PPL Corp.	1.50%
Wintrust Financial Corp.	1.48%
Permian Resources Corp.	1.42%
Sysco Corp.	1.42%
American Healthcare REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.00%
Raymond James Financial, Inc.	1.76%
Royal Caribbean Cruises Ltd.	1.73%
Howmet Aerospace, Inc.	1.72%
First Industrial Realty Trust, Inc.	1.55%
PPL Corp.	1.50%
Wintrust Financial Corp.	1.48%
Permian Resources Corp.	1.42%
Sysco Corp.	1.42%
American Healthcare REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$ 88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 8.70%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI consistently exceeded earnings expectations and raised future earnings guidance. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply con
cerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth intiatives.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund ® (Series I)	8.70%	8.34%	10.59%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,212,167,127
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 6,977,453
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,212,167,127
Total number of portfolio holdings	98
Total advisory fees paid	$ 6,977,453
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.76%
Columbia Banking System, Inc.	1.75%
BrightSpring Health Services, Inc.	1.69%
Guardant Health, Inc.	1.69%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.65%
Helmerich & Payne, Inc.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.76%
Columbia Banking System, Inc.	1.75%
BrightSpring Health Services, Inc.	1.69%
Guardant Health, Inc.	1.69%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.65%
Helmerich & Payne, Inc.	1.60%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$ 114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 8.44%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI consistently exceeded earnings expectations and raised future earnings guidance. Stro ng a
erospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing's ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply co
n
cerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth intiatives.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund ® (Series II)	8.44%	8.07%	10.31%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,212,167,127
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 6,977,453
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,212,167,127
Total number of portfolio holdings	98
Total advisory fees paid	$ 6,977,453
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of Dece
mb
er 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.76%
Columbia Banking System, Inc.	1.75%
BrightSpring Health Services, Inc.	1.69%
Guardant Health, Inc.	1.69%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.65%
Helmerich & Payne, Inc.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.76%
Columbia Banking System, Inc.	1.75%
BrightSpring Health Services, Inc.	1.69%
Guardant Health, Inc.	1.69%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.65%
Helmerich & Payne, Inc.	1.60%
* Excluding money market fund holdings, if any.

Invesco® V.I. S&P 500 Buffer Fund - December - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 13.81%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. As of the date of this report, the Fund’s current Outcome Period is January 1, 2025 through December 31, 2025. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.92%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	13.81%	8.12%
S&P 500 Index (Price Only)	16.39%	9.47%
S&P 500 ® Index	17.88%	11.11%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 55,422,292
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 164,151
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 55,422,292
Total number of portfolio holdings	6
Total advisory fees paid	$ 164,151
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund
Changed
Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2025, and the new outcome period commenced on January 1, 2026. Effective January 1, 2026, the Fund's new outcome period cap is 13.93% (before Fund fees and expenses) and 13.13% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on December 31, 2025, and the new outcome period commenced on January 1, 2026. Effective January 1, 2026, the Fund's new outcome period cap is 13.93% (before Fund fees and expenses) and 13.13% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - December - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 12.08%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. As of the date of this report, the Fund’s current Outcome Period is January 1, 2025 through December 31, 2025. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.92%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.

•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund
.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	12.08%	7.88%
S&P 500 Index (Price Only)	16.39%	9.47%
S&P 500 ® Index	17.88%	11.11%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 55,422,292
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 164,151
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 55,422,292
Total number of portfolio holdings	6
Total advisory fees paid	$ 164,151
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How
Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2025, and the new outcome period commenced on January 1, 2026. Effective January 1, 2026, the Fund's new outcome period cap is 13.93% (before Fund fees and expenses) and 12.85% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on December 31, 2025, and the new outcome period commenced on January 1, 2026. Effective January 1, 2026, the Fund's new outcome period cap is 13.93% (before Fund fees and expenses) and 12.85% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund – June - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 13.65%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from July 1, 2025 through June 30, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.45%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	13.65%	14.03%
S&P 500 Index (Price Only)	16.39%	18.44%
S&P 500 ® Index	17.88%	20.20%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 61,307,747
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 165,432
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 61,307,747
Total number of portfolio holdings	6
Total advisory fees paid	$ 165,432
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How
Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on June 30, 2025, and the new outcome period commenced on July 1, 2025. Effective July 1, 2025, the Fund's new outcome period cap is 13.45% (before Fund fees and expenses) and 12.66% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on June 30, 2025, and the new outcome period commenced on July 1, 2025. Effective July 1, 2025, the Fund's new outcome period cap is 13.45% (before Fund fees and expenses) and 12.66% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund – June - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 13.35%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from July 1, 2025 through June 30, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.45%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	13.35%	13.74%
S&P 500 Index (Price Only)	16.39%	18.44%
S&P 500 ® Index	17.88%	20.20%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 61,307,747
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 165,432
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 61,307,747
Total number of portfolio holdings	6
Total advisory fees paid	$ 165,432
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The
Fund
Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on June 30, 2025, and the new outcome period commenced on July 1, 2025. Effective July 1, 2025, the Fund's new outcome period cap is 13.45% (before Fund fees and expenses) and 12.37% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on June 30, 2025, and the new outcome period commenced on July 1, 2025. Effective July 1, 2025, the Fund's new outcome period cap is 13.45% (before Fund fees and expenses) and 12.37% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$ 73	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 7.64%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from April 1, 2025 through March 31, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.90%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	7.64%	8.37%
S&P 500 Index (Price Only)	16.39%	11.64%
S&P 500 ® Index	17.88%	13.31%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 50,232,057
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 134,514
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 50,232,057
Total number of portfolio holdings	6
Total advisory fees paid	$ 134,514
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How
Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on March 31, 2025, and the new outcome period commenced on April 1, 2025. Effective April 1, 2025, the Fund's new outcome period cap is 13.90% (before Fund fees and expenses) and 13.10% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on March 31, 2025, and the new outcome period commenced on April 1, 2025. Effective April 1, 2025, the Fund's new outcome period cap is 13.90% (before Fund fees and expenses) and 13.10% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - March - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$ 98	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 7.25%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from April 1, 2025 through March 31, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.90%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	7.25%	8.08%
S&P 500 Index (Price Only)	16.39%	11.64%
S&P 500 ® Index	17.88%	13.31%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 50,232,057
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 134,514
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 50,232,057
Total number of portfolio holdings	6
Total advisory fees paid	$ 134,514
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on March 31, 2025, and the new outcome period commenced on April 1, 2025. Effective April 1, 2025, the Fund's new outcome period cap is 13.90% (before Fund fees and expenses) and 12.82% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on March 31, 2025, and the new outcome period commenced on April 1, 2025. Effective April 1, 2025, the Fund's new outcome period cap is 13.90% (before Fund fees and expenses) and 12.82% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$ 74	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 12.78%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from October 1, 2025 through September 30, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.85%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.

•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	12.78%	8.84%
S&P 500 Index (Price Only)	16.39%	11.52%
S&P 500 ® Index	17.88%	13.17%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 76,292,421
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 191,567
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 76,292,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 191,567
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on September 30, 2025, and the new outcome period commenced on October 1, 2025. Effective October 1, 2025, the Fund's new outcome period cap is 13.85% (before Fund fees and expenses) and 13.05% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on September 30, 2025, and the new outcome period commenced on October 1, 2025. Effective October 1, 2025, the Fund's new outcome period cap is 13.85% (before Fund fees and expenses) and 13.05% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US large-cap equities experienced significant growth, driven by strong performances in sectors such as information technology and communication services which were powered by robust tech and artificial intelligence (AI) earnings, resilient consumer and economic data, and continued investor enthusiasm, especially for leaders in AI and digital transformation. From a macro standpoint, three consecutive 25-basis-point rate cuts by the Federal Reserve (Fed) supported risk assets, though monetary policy uncertainty increased towards year-end due to a potential change in Fed leadership and ongoing macro volatility.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 12.63%. For the same time period, the S&P 500
®
Index (Price Only) (the "Underlying Index") returned 16.39%. The Fund's returns over the last fiscal year will differ from the outcomes that the Fund seeks to provide over its current Outcome Period, which is from October 1, 2025 through September 30, 2026.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The Fund seeks, over a specified annual outcome period (the "Outcome Period"), to provide investors with returns that match those of the Underlying Index up to an upside cap, while providing a buffer (the "Buffer") against the first 10% (prior to taking into account any fees and expenses of the Fund) of the Underlying Index losses. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period. The maximum percentage return (expressed as a percentage of the Underlying Index start value) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 13.85%. There is no guarantee that the outcomes for the Outcome Period will be realized or that the Fund will achieve its investment objective.
•
The Fund's website provides important Fund information on a daily basis, including the Cap, the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	12.63%	8.59%
S&P 500 Index (Price Only)	16.39%	11.52%
S&P 500 ® Index	17.88%	13.17%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 76,292,421
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 191,567
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 76,292,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 191,567
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2025) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on September 30, 2025, and the new outcome period commenced on October 1, 2025. Effective October 1, 2025, the Fund's new outcome period cap is 13.85% (before Fund fees and expenses) and 12.77% (after Fund fees and expenses).

Material Fund Change Strategies [Text Block]	The Fund's outcome period was reset on September 30, 2025, and the new outcome period commenced on October 1, 2025. Effective October 1, 2025, the Fund's new outcome period cap is 13.85% (before Fund fees and expenses) and 12.77% (after Fund fees and expenses).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Small Cap Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series I)	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 8.05%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in specialty and infusion pharmacy.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Cactus, Inc. |
Cactus manufactures control equipment. The stock detracted from performance as lower drilling activity and pricing pressure in wellhead equipment weighed on results. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series I)	8.05%	7.32%	9.55%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 164,599,826
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,613,659
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 164,599,826
Total number of portfolio holdings	80
Total advisory fees paid	$ 1,613,659
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.40%
Piper Sandler Cos.	2.32%
Sanmina Corp.	2.30%
MACOM Technology Solutions Holdings, Inc.	2.22%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.03%
ATI, Inc.	1.99%
Stifel Financial Corp.	1.93%
Flex Ltd.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.40%
Piper Sandler Cos.	2.32%
Sanmina Corp.	2.30%
MACOM Technology Solutions Holdings, Inc.	2.22%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.03%
ATI, Inc.	1.99%
Stifel Financial Corp.	1.93%
Flex Ltd.	1.91%
* Excluding money market fund holdings, if any.

Invesco V.I. Small Cap Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series II)	$ 126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 7.83%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in specialty and infusion pharmacy.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Cactus, Inc. |
Cactus manufactures control equipment. The stock detracted from performance as lower drilling activity and pricing pressure in wellhead equipment weighed on results. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series II)	7.83%	7.06%	9.28%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 164,599,826
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,613,659
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 164,599,826
Total number of portfolio holdings	80
Total advisory fees paid	$ 1,613,659
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.40%
Piper Sandler Cos.	2.32%
Sanmina Corp.	2.30%
MACOM Technology Solutions Holdings, Inc.	2.22%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.03%
ATI, Inc.	1.99%
Stifel Financial Corp.	1.93%
Flex Ltd.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.40%
Piper Sandler Cos.	2.32%
Sanmina Corp.	2.30%
MACOM Technology Solutions Holdings, Inc.	2.22%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.03%
ATI, Inc.	1.99%
Stifel Financial Corp.	1.93%
Flex Ltd.	1.91%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series I)	$ 106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equity markets posted strong gains driven by strong earnings growth across technology and industrials companies, a robust artificial intelligence (AI)-ecosystem and resilient economic growth.
•
For the fiscal year ended December 31, 2025, Series I shares of the Fund returned 20.47%. For the same time period, the S&P North American Technology Sector Index (the "Benchmark") returned 27.82%. The Fund underperformed the Benchmark mainly as a result of stock selection in the communication services and industrials sectors. Stronger stock selection in the information technology sector and the Fund’s overweight allocation to industrials partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA continued to dominate the AI hardware space, with surging demand for its graphics processing units from major players like OpenAI and Meta. Strong earnings and long-term contracts reinforced their leadership in AI infrastructure.
Broadcom, Inc. |
Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and apparent investor confidence in its AI roadmap.
What detracted from performance?
Coherent Corp.
|
Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the US federal government.
Astera Labs, Inc. |
Astera Labs is a semiconductor company that develops connectivity solutions for AI and cloud infrastructure. The stock fell due to broader declines in AI related companies early in the fiscal year as DeepSeek, a lower cost Chinese AI model, challenged the AI secular growth narrative. We sold our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series I)	20.47%	10.30%	15.78%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 241,249,273
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,656,357
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 241,249,273
Total number of portfolio holdings	55
Total advisory fees paid	$ 1,656,357
Portfolio turnover rate	160%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.09%
Alphabet, Inc., Class A	5.30%
Broadcom, Inc.	4.87%
Microsoft Corp.	4.51%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.93%
Apple, Inc.	3.67%
Amazon.com, Inc.	2.99%
MongoDB, Inc.	2.74%
Lam Research Corp.	2.73%
Advanced Micro Devices, Inc.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.09%
Alphabet, Inc., Class A	5.30%
Broadcom, Inc.	4.87%
Microsoft Corp.	4.51%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.93%
Apple, Inc.	3.67%
Amazon.com, Inc.	2.99%
MongoDB, Inc.	2.74%
Lam Research Corp.	2.73%
Advanced Micro Devices, Inc.	2.52%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series II)	$ 133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equity markets posted strong gains driven by strong earnings growth across technology and industrials companies, a robust artificial intelligence (AI)-ecosystem and resilient economic growth.
•
For the fiscal year ended December 31, 2025, Series II shares of the Fund returned 20.16%. For the same time period, the S&P North American Technology Sector Index (the "Benchmark") returned 27.82%. The Fund underperformed the Benchmark mainly as a result of stock selection in the communication services and industrials sectors. Stronger stock selection in the information technology sector and the Fund’s overweight allocation to industrials partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA continued to dominate the AI hardware space, with surging demand for its graphics processing units from major players like OpenAI and Meta. Strong earnings and long-term contracts reinforced their leadership in AI infrastructure.
Broadcom, Inc. |
Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and apparent investor confidence in its AI roadmap.
What detracted from performance?
Coherent Corp.
|
Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the US federal government.
Astera Labs, Inc. |
Astera Labs is a semiconductor company that develops connectivity solutions for AI and cloud infrastructure. The stock fell due to broader declines in AI related companies early in the fiscal year as DeepSeek, a lower cost Chinese AI model, challenged the AI secular growth narrative. We sold our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series II)	20.16%	10.02%	15.49%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 241,249,273
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,656,357
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 241,249,273
Total number of portfolio holdings	55
Total advisory fees paid	$ 1,656,357
Portfolio turnover rate	160%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.09%
Alphabet, Inc., Class A	5.30%
Broadcom, Inc.	4.87%
Microsoft Corp.	4.51%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.93%
Apple, Inc.	3.67%
Amazon.com, Inc.	2.99%
MongoDB, Inc.	2.74%
Lam Research Corp.	2.73%
Advanced Micro Devices, Inc.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.09%
Alphabet, Inc., Class A	5.30%
Broadcom, Inc.	4.87%
Microsoft Corp.	4.51%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.93%
Apple, Inc.	3.67%
Amazon.com, Inc.	2.99%
MongoDB, Inc.	2.74%
Lam Research Corp.	2.73%
Advanced Micro Devices, Inc.	2.52%
* Excluding money market fund holdings, if any.

Invesco V.I. U.S. Government Money Portfolio - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Net Assets	$ 242,420,769
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,194,990
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 242,420,769
Total number of portfolio holdings	73
Total advisory fees paid	$ 2,194,990

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	45.8%
8-30	4.1%
31-60	10.7%
61-90	8.8%
91-180	8.2%
181+	22.4%
* The number of days to maturity of each holding is determined in accordance with t h e provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. U.S. Government Money Portfolio - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series II)	$ 94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Net Assets	$ 242,420,769
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,194,990
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 242,420,769
Total number of portfolio holdings	73
Total advisory fees paid	$ 2,194,990

Holdings [Text Block]
What Comprised The Fund's Ho
ldin
gs?
(as of December 31, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	45.8%
8-30	4.1%
31-60	10.7%
61-90	8.8%
91-180	8.2%
181+	22.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.